   As filed with the Securities and Exchange Commission on January 21, 2003.

                                                              File No. 333-79701
                                                                       811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.    7                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   99                                         [X]
                                ------

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
   -----
     X    on January 27, 2003 pursuant to paragraph (b) of Rule 485
   -----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----
          on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
   -----
         this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectus and Statement of Additional Information are incorporated in Part A and Part B of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79701), as filed on April 19, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated January 27, 2003, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment does not supercede Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on April 19, 2002.

                        INCOME PREFERRED VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

             SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your Contract. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

TARGET FUND                                   REORGANIZED INTO        ACQUIRING FUND
Hartford International Stock II HLS Fund      Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund               Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund          Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund            Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund            Hartford Stock HLS Fund

As a result, if any of your Contract Value was allocated to a Target Fund within your Contract, that Contract Value is now allocated to the corresponding Acquiring Fund, and the prospectus for your Contract is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added to the cover page of the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Capital Appreciation HLS Fund

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)



                                                                                      TOTAL FUND
                                                     MANAGEMENT        OTHER           OPERATING
                                                       FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%           0.04%           0.49%
----------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund           0.44%           0.03%           0.47%
----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 0.47%           0.04%           0.51%
----------------------------------------------------------------------------------------------------
Hartford Multi-Sector Bond HLS Fund                    0.75%           0.08%           0.83%
----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                           0.78%           0.03%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          0.73%           0.08%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                  0.85%           0.12%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       0.74%           0.07%           0.81%
----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             0.63%           0.04%           0.67%
----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                0.46%           0.03%           0.49%
----------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                  0.69%           0.04%           0.73%
----------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                0.90%           0.15%           1.05%
----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    0.75%           0.04%           0.79%
----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                0.40%           0.04%           0.44%
----------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                      0.88%           0.04%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                     0.90%           0.05%           0.95%
----------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund                         0.90%           0.07%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                 0.62%           0.04%           0.66%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                      0.87%           0.05%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                     0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------


The following is added to the Example at the end of the Fee Table:

----------------------------------------------------------------------------------------------------------------------------------
                        IF YOU SURRENDER YOUR CONTRACT:   IF YOU ANNUITIZE YOUR CONTRACT:   IF YOU DO NOT SURRENDER YOUR CONTRACT:
----------------------------------------------------------------------------------------------------------------------------------
Sub-Account             1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Hartford International
Opportunities HLS Fund   103     154     193     302        27      84     143     302        27      84     143     302
-------------------------------------------------------------------------------------------------------------------------------
Hartford Stock
HLS Fund                 100     144     176     270        24      74     126     270        24      74     126     270
-------------------------------------------------------------------------------------------------------------------------------
Hartford Capital
Appreciation HLS Fund    102     150     187     290        26      80     137     290        26      80     137     290
-------------------------------------------------------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under "The Funds":

Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund are series of Hartford Series Fund, Inc., a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

Under the section entitled "Accumulation Unit Values" the following paragraph is added:

There is no information for Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------- --------------------- ------------- -------------- -------------- -------------
                                     SUB-ACCOUNT                                                        SINCE
SUB-ACCOUNT                         INCEPTION DATE         1 YEAR        5 YEAR         10 YEAR       INCEPTION
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund                 7/2/1990           -21.61%        -1.72%          3.67%         2.91%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund               10/14/1987          -20.74%         8.48%         11.36%         9.98%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Capital Appreciation
HLS Fund                              10/14/1987          -15.95%        12.54%         14.50%          N/A
-------------------------------- --------------------- ------------- -------------- -------------- -------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------- --------------------- ------------- -------------- -------------- -------------
                                                                                                        SINCE
SUB-ACCOUNT                       FUND INCEPTION DATE      1 YEAR        5 YEAR         10 YEAR       INCEPTION
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund                 7/2/1990           -20.22%        -0.50%          3.67%         2.91%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund               8/31/1977           -13.84%         9.33%         11.36%        11.82%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Capital Appreciation
HLS Fund                               4/2/1984            -8.64%        13.28%         14.50%         N/A
-------------------------------- --------------------- ------------- -------------- -------------- -------------



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4546
333-79701

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

VARIABLE ACCOUNT D

FORTIS BENEFITS INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                                           ALLIANCE        ALLIANCE      AMERICAN
                                               AIM V.I.       AIM V.I.        ALLIANCE      MONEY          PREMIER      CENTURY VP
                                            INTERNATIONAL     PREMIER      INTERNATIONAL    MARKET          GROWTH       BALANCED
                                             GROWTH FUND    EQUITY FUND       PORTFOLIO    PORFOLIO        PORTFOLIO       FUND
                                           SUB-ACCOUNT (a) SUB-ACCOUNT (b)  SUB-ACCOUNT  SUB-ACCOUNT (c)  SUB-ACCOUNT  SUB-ACCOUNT
                                           --------------- --------------- ------------- ---------------  -----------  -----------
ASSETS
Investments:
            Number of Shares                      231,798       732,197         135,639    16,750,712        195,164       255,660
                                           =======================================================================================
            Cost                           $    3,567,379  $ 15,041,236    $  1,487,998  $ 16,750,712     $4,240,792   $ 1,605,035
                                           =======================================================================================
            Market Value                   $    2,895,163  $ 11,876,233    $  1,342,823  $ 16,750,712     $3,405,609   $ 1,485,384
Due from Hartford Life Insurance Company               --        20,265             109            --             --            --
Receivable from fund shares sold                    7,225            --              --       570,244          2,492            --
Other assets                                           --            24               7            61             22             1
                                           ---------------------------------------------------------------------------------------
            TOTAL ASSETS                        2,902,388    11,896,522       1,342,939    17,321,017      3,408,123     1,485,385

LIABILITIES
Due to Hartford Life Insurance Company              7,225            --              --       570,244          2,492            18
Payable for fund shares purchased                      --        20,265             109            --             --            --
Other liabilities                                      --            --              --            --             --            --
                                           ---------------------------------------------------------------------------------------
            TOTAL LIABILITIES                       7,225        20,265             109       570,244          2,492            18
NET ASSETS
For Variable Life Contract Liabilities          2,895,163    11,876,257       1,342,830    16,750,773      3,405,631     1,485,367
                                           =======================================================================================

                                                AMERICAN                                               FEDERATED
                                               CENTURY VP    FEDERATED    FEDERATED      FEDERATED      FUND FOR      FEDERATED
                                                CAPITAL      AMERICAN      CAPITAL         EQUITY    U.S. GOVERNMENT   GROWTH
                                              APPRECIATION    LEADERS    APPRECIATION      INCOME      SECURITIES    STRATEGIES
                                                  FUND        FUND II      FUND II         FUND II       FUND II       FUND II
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT (d)  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------  ----------- ---------------  ----------- --------------- -----------
ASSETS
Investments:
            Number of Shares                        87,159    4,127,093     1,972,370     3,547,496       960,371     1,850,162
                                              ==================================================================================
            Cost                               $   640,702  $77,669,483   $10,204,867   $41,612,246   $10,883,220   $30,784,782
                                              ==================================================================================
            Market Value                       $   515,112  $62,773,087   $ 8,737,598   $34,517,131   $11,505,249   $24,052,108
Due from Hartford Life Insurance Company                --           --            --            --            --         6,098
Receivable from fund shares sold                        --       43,176         2,526        17,548        28,177            --
Other assets                                            16           --             1            --             1             5
                                               ---------------------------------------------------------------------------------
            TOTAL ASSETS                           515,128   62,816,263     8,740,125    34,534,679    11,533,427    24,058,211

LIABILITIES
Due to Hartford Life Insurance Company                   6       43,176         2,526        17,548        28,177            --
Payable for fund shares purchased                       --           --            --            --            --         6,098
Other liabilities                                       --           12            --            22            --            --
                                               ---------------------------------------------------------------------------------
            TOTAL LIABILITIES                            6       43,188         2,526        17,570        28,177         6,098
NET ASSETS
For Variable Life Contract Liabilities             515,122   62,773,075     8,737,599    34,517,109    11,505,250    24,052,113
                                              ==================================================================================

                                               FEDERATED                    FEDERATED
                                                 HIGH        FEDERATED    INTERNATIONAL   FEDERATED
                                                INCOME     INTERNATIONAL     SMALL          PRIME
                                                 BOND         EQUITY        COMPANY         MONEY
                                                FUND II       FUND II        FUND II       FUND II
                                              SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT (e)
                                              -----------  -------------  ------------  ---------------
ASSETS
Investments:
            Number of Shares                     1,578,721     1,038,637       192,668        5,247,245
                                              =========================================================
            Cost                              $ 11,440,768  $ 11,747,810   $ 1,094,352   $    5,247,246
                                              =========================================================
            Market Value                      $ 11,177,344  $  9,129,621   $   882,421   $    5,247,245
Due from Hartford Life Insurance Company                --            --            --            2,347
Receivable from fund shares sold                     3,908         2,022            --               --
Other assets                                            --            --             4               17
                                              ---------------------------------------------------------
            TOTAL ASSETS                        11,181,252     9,131,643       882,425        5,249,609

LIABILITIES
Due to Hartford Life Insurance Company               3,908         2,022            31               --
Payable for fund shares purchased                       --            --            --            2,347
Other liabilities                                        6             5            --               --
                                              ---------------------------------------------------------
            TOTAL LIABILITIES                        3,914         2,027            31            2,347
NET ASSETS
For Variable Life Contract Liabilities          11,177,338     9,129,616       882,394        5,247,262
                                              =========================================================


(a) Formerly AIM V.I. International Equity Fund Sub-Account, respectively. Change effective May 01, 2002.
(b) Formerly AIM V.I. Value Fund Sub-Account, respectively. Change effective May 01, 2002.
(c) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.
(d) Formerly Federated Insurance Series- Large Cap II Fund, respectively. Change effective April 26, 2002.
(e) Effective October 04, 2002, Federated Small Cap Strategies Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.
(f) Formerly Federated Insurance Series- Strategic Income II Fund, respectively. Change effective April 26, 2002.
(g) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account
(h) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.
(i) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.
(j) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.
(k) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account
(l) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.
(m) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.
(n) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account
(o) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account
(p) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.
(q) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account
(r) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account
(s) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.
(x) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account
(y) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.
(z) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.
(aa) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.
(bb) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.
(cc) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.
(dd) Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.
(ee) Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.
(ff) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.
(gg) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.
(hh) From inception, April 26, 2002 to December 31, 2002.

                                                         FEDERATED
                                           FEDERATED       TOTAL                                        HARTFORD       HARTFORD
                                            QUALITY        RETURN        FEDERATED       HARTFORD       AMERICAN       BLUE CHIP
                                             BOND          BOND          UTILITY        ADVISORS       LEADERS          STOCK
                                            FUND II       FUND II         FUND II     HLS FUND, INC.   HLS FUND       HLS FUND
                                          SUB-ACCOUNT  SUB-ACCOUNT (f)  SUB-ACCOUNT  SUB-ACCOUNT (g) SUB-ACCOUNT (h) SUB-ACCOUNT (i)
                                          -----------  ---------------  -----------  --------------- --------------- ---------------
ASSETS
Investments:
            Number of Shares                   272,109        466,875        641,706     15,734,084       1,135,742        8,739,918
                                          ==========================================================================================
            Cost                          $  2,990,066   $  4,575,462   $  5,932,644   $350,486,744   $  11,483,776  $   135,155,274
                                          ==========================================================================================
            Market Value                  $  3,186,391   $  4,640,733   $  4,825,629   $308,276,637   $   9,244,599  $   111,014,442
Due from Hartford Life Insurance Company            --             --            141             --              --               --
Receivable from fund shares sold                 4,563          1,846             --        262,438          59,567           37,298
Other assets                                         1              2              9            407               2               --
                                          ------------------------------------------------------------------------------------------
            TOTAL ASSETS                     3,190,955      4,642,581      4,825,779    308,539,482       9,304,168      111,051,740

LIABILITIES
Due to Hartford Life Insurance Company           4,563          1,846             --        262,442          59,567           37,298
Payable for fund shares purchased                   --             --            141             --              --               --
Other liabilities                                   --             --             --             --              --                9
                                          ------------------------------------------------------------------------------------------
            TOTAL LIABILITIES                    4,563          1,846            141        262,442          59,567           37,307
NET ASSETS
For Variable Life Contract Liabilities       3,186,392      4,640,735      4,825,638    308,277,040       9,244,601      111,014,433
                                          ==========================================================================================

                                                                                                                         HARTFORD
                                             HARTFORD                       HARTFORD      HARTFORD         HARTFORD       GROWTH
                                            BLUE CHIP     HARTFORD          CAPITAL        GLOBAL           GLOBAL         AND
                                              STOCK         BOND         OPPORTUNITIES     EQUITY          LEADERS        INCOME
                                           II HLS FUND  HLS FUND, INC.     HLS FUND       HLS FUND         HLS FUND      HLS FUND
                                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                              (j)             (k)             (l)           (m)               (n)            (o)
                                           -----------  --------------   -------------  -----------      -----------    ------------
ASSETS
Investments:
            Number of Shares                  2,035,660      7,073,810      2,120,142        642,013       10,072,189     11,608,546
                                           =========================================================================================
            Cost                           $ 13,025,523   $ 82,405,042   $ 13,741,008   $  5,544,930     $142,877,758   $125,320,377
                                           =========================================================================================
            Market Value                   $ 10,645,688   $ 84,550,182   $ 10,792,370   $  4,852,460     $115,830,902   $102,133,741
Due from Hartford Life Insurance Company         41,451             --         92,076             --               --          7,778
Receivable from fund shares sold                     --        254,168             --         19,943          158,439             --
Other assets                                         --             --             --             --               --             --
                                           -----------------------------------------------------------------------------------------
            TOTAL ASSETS                     10,687,139     84,804,350     10,884,446      4,872,403      115,989,341    102,141,519

LIABILITIES
Due to Hartford Life Insurance Company               --        254,168             --         19,943          158,440             --
Payable for fund shares purchased                41,452             --         92,076             --               --          7,778
Other liabilities                                    --            112              2              3               44             43
                                           -----------------------------------------------------------------------------------------
            TOTAL LIABILITIES                    41,452        254,280         92,078         19,946          158,484          7,821
NET ASSETS
For Variable Life Contract Liabilities       10,645,687     84,550,070     10,792,368      4,852,457      115,830,857    102,133,698
                                           =========================================================================================

                                              HARTFORD       HARTFORD                      HARTFORD       HARTFORD        HARTFORD
                                              GROWTH          HIGH          HARTFORD     INTERNATIONAL  INTERNATIONAL     INVESTORS
                                           OPPORTUNITIES      YIELD          INDEX          STOCK           STOCK          GROWTH
                                              HLS FUND       HLS FUND        HLS FUND      HLS FUND      II HLS FUND      HLS FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                 (p)           (q)             (r)           (s)             (t)             (u)
                                           -------------    -----------    -----------    ------------  -------------    -----------
ASSETS
Investments:
            Number of Shares                   17,542,574      3,639,408      6,310,583      5,727,173      2,311,138      1,469,828
                                           =========================================================================================
            Cost                           $  369,341,121   $ 34,087,587   $189,973,367   $ 62,775,540   $ 20,517,647    $ 9,293,519
                                           =========================================================================================
            Market Value                   $  287,615,770   $ 30,890,059   $148,029,082   $ 53,440,248   $ 16,585,192    $ 7,444,237
Due from Hartford Life Insurance Company               --             --             --             --          1,686         27,307
Receivable from fund shares sold                   19,047         86,640        149,020        184,219             --             --
Other assets                                          348             --             12             22             --             --
                                           -----------------------------------------------------------------------------------------
            TOTAL ASSETS                      287,635,165     30,976,699    148,178,114     53,624,489     16,586,878      7,471,544

LIABILITIES
Due to Hartford Life Insurance Company             19,047         86,640        149,020        184,219             --             --
Payable for fund shares purchased                      --             --             --             --          1,686         27,307
Other liabilities                                      --             18             --             --             11              4
                                           -----------------------------------------------------------------------------------------
            TOTAL LIABILITIES                      19,047         86,658        149,020        184,219          1,697         27,311
NET ASSETS
For Variable Life Contract Liabilities        287,616,118     30,890,041    148,029,094     53,440,270     16,585,181      7,444,233
                                           =========================================================================================

                                              HARTFORD
                                               LARGE         HARTFORD       HARTFORD        HARTFORD      HARTFORD        HARTFORD
                                                CAP           MID CAP        MONEY         MULTISECTOR    SMALL CAP       SMALLCAP
                                              GROWTH           STOCK         MARKET           BOND         VALUE            GROWTH
                                              HLS FUND        HLS FUND       HLS FUND        HLS FUND      HLS FUND        HLS FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                 (v)            (w)            (x)            (y)             (z)           (aa)
                                             -----------    ------------   ------------   ------------   ------------   ------------
ASSETS
Investments:
            Number of Shares                    5,361,418      3,704,924     99,063,934      2,162,500      5,804,004      8,609,153
                                             =======================================================================================
            Cost                             $ 46,606,743   $ 38,931,124   $ 99,063,934   $ 22,624,505   $ 78,290,599   $129,191,986
                                             =======================================================================================
            Market Value                     $ 37,322,436   $ 31,733,415   $ 99,063,934   $ 23,463,772   $ 63,135,374   $100,702,118
Due from Hartford Life Insurance Company          188,339             --        447,606             --             --        185,803
Receivable from fund shares sold                       --        128,000             --        205,962        156,969             --
Other assets                                           --              3            419             --             --             35
                                             ---------------------------------------------------------------------------------------
            TOTAL ASSETS                       37,510,775     31,861,418     99,511,959     23,669,734     63,292,343    100,887,956

LIABILITIES
Due to Hartford Life Insurance Company                 --        128,000             --        205,962        156,969             --
Payable for fund shares purchased                 188,339             --        447,606             --             --        185,803
Other liabilities                                       4             --             --              3             21             --
                                             ---------------------------------------------------------------------------------------
            TOTAL LIABILITIES                     188,343        128,000        447,606        205,965        156,990        185,803
NET ASSETS
For Variable Life Contract Liabilities         37,322,432     31,733,418     99,064,353     23,463,769     63,135,353    100,702,153
                                             =======================================================================================


                                  HARTFORD U.S.    HARTFORD VALUE                                                      INVESTCO
                                   GOVERNMENT       OPPORTUNITIES   ING VP EMERGING  ING VP NATURAL   INVESCO HEALTH  TECHNOLOGY
                                   SECURITIES          HLS FUND      MARKETS FUND    RESOURCES TRUST   SCIENCE FUND      FUND
                                 SUB-ACCOUNT (bb)  SUB-ACCOUNT (cc) SUB-ACCOUNT (dd) SUB-ACCOUNT (ee)  SUB-ACCOUNT    SUB-ACCOUNT
                                 ----------------  ---------------- ---------------- ---------------- --------------  ------------
ASSETS
Investments:
            Number of Shares           17,147,925      5,570,150            5,673            8,734          154,085        269,411
                                 =================================================================================================
            Cost                 $    181,897,443   $ 74,420,648    $      29,298     $    121,496    $   2,507,122   $  3,281,107
                                 =================================================================================================
            Market Value         $    194,769,564   $ 60,492,386    $      25,359     $    105,861    $   2,118,669   $  2,201,085
Due from Hartford Life Insurance
  Company                                      --         18,876               --               --               --          4,137
Receivable from fund shares sold          501,824             --               --               --              265             --
Other assets                                   --             --                1               --               --             --
                                 -------------------------------------------------------------------------------------------------
            TOTAL ASSETS              195,271,388     60,511,262           25,360          105,861        2,118,934      2,205,222

LIABILITIES
Due to Hartford Life Insurance
  Company                                 501,824             --                4               39              265             --
Payable for fund shares purchased              --         18,876               --               --               --          4,137
Other liabilities                              46             11               --               --                4              1
                                 -------------------------------------------------------------------------------------------------
            TOTAL LIABILITIES             501,870         18,887                4               39              269          4,138
NET ASSETS
For Variable Life Contract
  Liabilities                         194,769,518     60,492,375           25,356          105,822        2,118,665      2,201,084
                                 =================================================================================================

                                                              KELMOORE
                                               INVESCO        STRATEGY      KELMOORE                     MFS            MFS
                                               EQUITY         VARIABLE      STRATEGY    MFS EMERGING  HIGH INCOME    STRATEGIC
                                                FUND         EAGLE FUND   VARIABLE FUND GROWTH SERIES   SERIES      INCOME SERIES
                                            SUB-ACCOUNT (ff) SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (gg)
                                            ---------------- -----------  ------------- ------------- -----------  ----------------
ASSETS
Investments:
            Number of Shares                     136,032         458,243       745,261        570,619       668,242          4,727
                                            ======================================================================================
            Cost                            $  2,472,183     $ 2,218,320  $  6,380,844   $  8,760,640  $  5,876,615  $      46,699
                                            ======================================================================================
            Market Value                    $  2,009,193     $ 1,942,951  $  5,365,876   $  6,796,066  $  5,893,890  $      49,771
Due from Hartford Life Insurance Company              --           8,604            --         36,776            --             --
Receivable from fund shares sold                   7,725              --         8,869             --        46,187             --
Other assets                                           4               4             5              5            --             --
                                            --------------------------------------------------------------------------------------
            TOTAL ASSETS                       2,016,922       1,951,559     5,374,750      6,832,847     5,940,077         49,771

LIABILITIES
Due to Hartford Life Insurance Company             7,725              --         8,869             --        46,187              9
Payable for fund shares purchased                     --           8,604            --         36,776            --             --
Other liabilities                                     --              --            --             --            --              1
                                            --------------------------------------------------------------------------------------
            TOTAL LIABILITIES                      7,725           8,604         8,869         36,776        46,187             10
NET ASSETS
For Variable Life Contract Liabilities         2,009,197       1,942,955     5,365,881      6,796,071     5,893,890         49,761
                                            ======================================================================================

                                                MONTGOMERY
                                                 VARIABLE       NEUBERGER    NEUBERGER
                                                 SERIES:         BERMAN       BERMAN                    SAFECO
                                                EMERGING      AMT LIMITED      AMT         SAFECO       GROWTH          SCUDDER
                                                 MARKET       MATURITY BOND  PARTNERS      EQUITY     OPPORTUNITIES  INTERNATIONAL
                                                  FUND         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------    ------------- -----------  -----------  -------------  -------------
ASSETS
Investments:
            Number of Shares                      122,473         73,243         83,956      100,797       176,099        336,344
                                               ==================================================================================
            Cost                               $  996,932     $  952,691    $ 1,243,974  $ 2,271,749   $ 3,465,557    $ 2,670,308
                                               ==================================================================================
            Market Value                       $  797,300     $  988,781    $   957,102  $ 1,821,394   $ 2,394,951    $ 2,192,965
Due from Hartford Life Insurance Company               --             --             --           --         1,122             --
Receivable from fund shares sold                       --            497             --           --            --          1,230
Other assets                                            4             --              4            6            --              9
                                               ----------------------------------------------------------------------------------
            TOTAL ASSETS                          797,304        989,278        957,106    1,821,400     2,396,073      2,194,204

LIABILITIES
Due to Hartford Life Insurance Company                 49            497             12           22            --          1,230
Payable for fund shares purchased                      --             --             --           --         1,122             --
Other liabilities                                      --              1             --           --             2             --
                                               ----------------------------------------------------------------------------------
            TOTAL LIABILITIES                          49            498             12           22         1,124          1,230
NET ASSETS
For Variable Life Contract Liabilities            797,255        988,780        957,094    1,821,378     2,394,949      2,192,974
                                               ==================================================================================


                                                THE STRONG        VAN ECK       VAN ECK    WELLS FARGO  WELLS FARGO    WELLS FARGO
                                                  MID CAP        WORLDWIDE     WORLDWIDE     ASSET       CORPORATE       EQUITY
                                                  GROWTH         BOND FUND    HARD ASSETS  ALLOCATION      BOND          INCOME
                                                  FUND II           FUND         FUND         FUND         FUND           FUND
                                               SUB-ACCOUNT (hh)  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                               ----------------  -----------  -----------  -----------  -----------    ------------
ASSETS
Investments:
            Number of Shares                          37,309         34,755        10,106       536,875     2,406,195     4,162,327
                                               ====================================================================================
            Cost                               $     414,506     $  362,890   $   116,766  $  6,359,927  $ 24,519,253  $ 64,682,560
                                               ====================================================================================
            Market Value                       $     381,675     $  398,291   $   104,096  $  5,588,865  $ 24,976,309  $ 51,279,867
Due from Hartford Life Insurance Company                  --             --            --            --            --            --
Receivable from fund shares sold                         238             --        71,368         3,349       111,865        89,104
Other assets                                               2             --             2            --         3,487            47
                                                -----------------------------------------------------------------------------------
            TOTAL ASSETS                             381,915        398,291       175,466     5,592,214    25,091,661    51,369,018

LIABILITIES
Due to Hartford Life Insurance Company                   238             72        71,368         3,350       111,864        89,104
Payable for fund shares purchased                         --             --            --            --            --            --
Other liabilities                                         --              3            --             2            --            --
                                                -----------------------------------------------------------------------------------
            TOTAL LIABILITIES                            238             75        71,368         3,352       111,864        89,104
NET ASSETS
For Variable Life Contract Liabilities               381,677        398,216       104,098     5,588,862    24,979,797    51,279,914
                                               ====================================================================================

                                                                                                  WELLS FARGO
                                                                                  WELLS FARGO        LARGE        WELLS FARGO
                                               WELLS FARGO       WELLS FARGO     INTERNATIONAL      COMPANY        SMALL CAP
                                                 EQUITY            GROWTH           EQUITY          GROWTH          GROWTH
                                               VALUE FUND           FUND             FUND            FUND            FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------       -----------     -------------    -----------     ------------
ASSETS
Investments:
            Number of Shares                       122,494            31,464           14,957        3,701,924       1,107,664
                                               ===============================================================================
            Cost                               $ 1,009,578       $   402,705     $    100,407     $ 31,085,059    $  7,416,821
                                               ===============================================================================
            Market Value                       $   826,836       $   328,169     $     86,300     $ 25,210,102    $  5,372,169
Due from Hartford Life Insurance Company             3,015                --               --           24,106          45,684
Receivable from fund shares sold                        --               170               --               --              --
Other assets                                            --                12                5               78              --
                                               -------------------------------------------------------------------------------
            TOTAL ASSETS                           829,851           328,351           86,305       25,234,286       5,417,853

LIABILITIES
Due to Hartford Life Insurance Company                  --               170                7               --              --
Payable for fund shares purchased                    3,015                --               --           24,106          45,684
Other liabilities                                        9                --               --               --              20
                                               -------------------------------------------------------------------------------
            TOTAL LIABILITIES                        3,024               170                7           24,106          45,704
NET ASSETS
For Variable Life Contract Liabilities             826,827           328,181           86,298       25,210,180       5,372,149
                                               ===============================================================================

VARIABLE ACCOUNT D

FORTIS BENEFITS INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
                                                                    UNIT PRICE    UNITS OWNED BY PARTICIPANTS     CONTRACT LIABILITY
                                                                    ----------    ---------------------------     ------------------
AIM V.I. International Growth Fund                           1.40%    6.791448                        426,295              2,895,163
AIM V.I. Premier Equity Fund                                 1.40%    7.358154                      1,614,027             11,876,257
Alliance International Portfolio                             0.45%    8.818909                        152,267              1,342,830
Alliance Money Market Porfolio                               0.45%   12.953735                      1,293,123             16,750,773
Alliance Premier Growth Portfolio                            0.45%   14.421067                        236,157              3,405,631
American Century VP Balanced Fund                            0.45%   13.343030                        111,322              1,485,367
American Century VP Capital Appreciation Fund                0.45%    8.764090                         58,776                515,122
Federated American Leaders Fund II                           0.45%   14.419885                        157,737              2,274,553
Federated American Leaders Fund II                           1.20%    7.954839                      3,093,651             24,609,494
Federated American Leaders Fund II                           1.40%    7.891418                      4,544,910             35,865,781
Federated Capital Appreciation Fund II                       1.20%    4.297109                        993,913              4,270,954
Federated Capital Appreciation Fund II                       1.40%    4.275285                      1,044,760              4,466,645
Federated Equity Income Fund II                              1.20%    7.085521                      1,960,650             13,892,226
Federated Equity Income Fund II                              1.40%    7.029008                      2,930,998             20,602,008
Federated Fund for U.S. Government Securities Fund II        0.45%   14.508435                        248,397              3,603,851
Federated Fund for U.S. Government Securities Fund II        1.20%   12.284806                        244,061              2,998,240
Federated Fund for U.S. Government Securities Fund II        1.40%   12.186867                        402,331              4,903,160
Federated Growth Strategies Fund II                          1.20%    7.579457                      1,495,715             11,336,709
Federated Growth Strategies Fund II                          1.40%    7.518986                      1,689,696             12,704,797
Federated High Income Bond Fund II                           1.20%    9.098164                        347,006              3,157,116
Federated High Income Bond Fund II                           1.40%    9.025608                        670,423              6,050,979
Federated High Income Bond Fund II                           0.45%   11.945703                        164,850              1,969,243
Federated International Equity Fund II                       1.20%    7.122571                        603,310              4,297,116
Federated International Equity Fund II                       1.40%    7.065757                        683,933              4,832,501
Federated International Small Company Fund II                1.20%    4.671517                        121,637                568,228
Federated International Small Company Fund II                1.40%    4.647809                         67,595                314,166
Federated Prime Money Fund II                                1.20%   11.113480                        245,427              2,727,545
Federated Prime Money Fund II                                1.40%   11.024924                        221,649              2,443,665
Federated Prime Money Fund II                                1.20%    7.847386                          9,243                 72,535
Federated Prime Money Fund II                                1.40%    7.791086                            452                  3,517
Federated Quality Bond Fund II                               1.20%   12.278394                        110,351              1,354,936
Federated Quality Bond Fund II                               1.40%   12.216190                        149,920              1,831,456
Federated Total Return Bond Fund II                          1.20%   12.191498                        191,599              2,335,879
Federated Total Return Bond Fund II                          1.40%   12.106082                        190,388              2,304,856
Federated Utility Fund II                                    1.20%    5.805195                        247,025              1,434,028
Federated Utility Fund II                                    1.40%    5.758902                        545,226              3,139,901
Federated Utility Fund II                                    0.45%    9.178114                         27,425                251,709
Hartford Advisors HLS Fund, Inc.                         IA  1.25%    9.852516                        486,552              4,793,766
Hartford Advisors HLS Fund, Inc.                         IA  1.85%    8.847599                      2,525,096             22,341,034
Hartford Advisors HLS Fund, Inc.                         IA  1.35%    2.990023                     94,000,598            281,063,950
Hartford American Leaders HLS Fund                       IA  1.25%    7.839732                         32,327                253,433
Hartford American Leaders HLS Fund                       IA  1.85%    7.715214                        456,017              3,518,272
Hartford American Leaders HLS Fund                       IA  1.35%    7.818789                        699,967              5,472,896
Hartford Blue Chip Stock HLS Fund                        IA  1.25%    7.914933                        372,972              2,952,049
Hartford Blue Chip Stock HLS Fund                        IA  1.85%    6.926832                      1,470,287             10,184,430
Hartford Blue Chip Stock HLS Fund                        IA  1.35%   13.072493                      7,487,321             97,877,954
Hartford Blue Chip Stock II HLS Fund                     IA  1.25%    4.881443                         66,907                326,604
Hartford Blue Chip Stock II HLS Fund                     IA  1.35%    4.868391                      1,218,958              5,934,363
Hartford Blue Chip Stock II HLS Fund                     IA  1.85%    4.803831                        912,755              4,384,721
Hartford Bond HLS Fund, Inc.                             IA  1.25%   12.179130                        153,412              1,868,425
Hartford Bond HLS Fund, Inc.                             IA  1.85%   11.968304                        425,861              5,096,839
Hartford Bond HLS Fund, Inc.                             IA  1.35%    2.421879                     32,034,964             77,584,807
Hartford Capital Opportunities HLS Fund                  IA  1.25%    4.641965                         56,380                261,713
Hartford Capital Opportunities HLS Fund                  IA  1.85%    4.568148                        930,914              4,252,553
Hartford Capital Opportunities HLS Fund                  IA  1.35%    4.629555                      1,356,092              6,278,103
Hartford Global Equity HLS Fund                          IA  1.25%    7.206686                         22,177                159,824
Hartford Global Equity HLS Fund                          IA  1.85%    7.092206                        229,016              1,624,229
Hartford Global Equity HLS Fund                          IA  1.35%    7.187427                        426,913              3,068,404
Hartford Global Leaders HLS Fund                         IA  1.25%    7.214026                        124,493                898,092
Hartford Global Leaders HLS Fund                         IA  1.85%    6.597312                        924,972              6,102,330
Hartford Global Leaders HLS Fund                         IA  1.35%   16.178210                      6,487,648            104,958,530
Hartford Global Leaders HLS Fund                         IA  1.40%   12.989792                        295,743              3,841,638
Hartford Growth and Income  HLS Fund                     IA  1.25%    7.663448                        205,665              1,576,102
Hartford Growth and Income  HLS Fund                     IA  1.85%    7.648015                        611,762              4,678,761
Hartford Growth and Income  HLS Fund                     IA  1.35%   16.345476                      5,865,283             95,870,835
Hartford Growth Opportunities HLS Fund                   IA  1.25%    8.886820                        245,809              2,184,458
Hartford Growth Opportunities HLS Fund                   IA  1.85%    7.888117                      1,744,801             13,763,197
Hartford Growth Opportunities HLS Fund                   IA  1.35%    3.301923                     79,605,075            262,849,829
Hartford Growth Opportunities HLS Fund                   IA  1.40%   15.924071                        545,182              8,681,509
Hartford High Yield HLS Fund                             IA  1.25%    8.216739                         58,752                482,752
Hartford High Yield HLS Fund                             IA  1.85%    8.497341                        406,371              3,453,075
Hartford High Yield HLS Fund                             IA  1.35%   10.810925                      2,493,239             26,954,214
Hartford Index HLS Fund                                  IA  1.25%    7.722507                        501,215              3,870,639
Hartford Index HLS Fund                                  IA  1.85%    6.646124                      1,389,538              9,235,043


Hartford Index HLS Fund                                  IA  1.35%   13.110654                      9,974,403            130,770,948
Hartford Index HLS Fund                                  IA  0.45%   11.961142                        347,163              4,152,464
Hartford International Stock HLS Fund                    IA  1.25%    7.150194                        165,322              1,182,087
Hartford International Stock HLS Fund                    IA  1.85%    6.420100                        975,053              6,259,939
Hartford International Stock HLS Fund                    IA  1.35%   11.687669                      3,935,622             45,998,245
Hartford International Stock II HLS Fund                 IA  1.25%    5.773368                         80,544                465,012
Hartford International Stock II HLS Fund                 IA  1.85%    5.658928                        200,536              1,134,820
Hartford International Stock II HLS Fund                 IA  1.35%    9.201424                      1,627,924             14,979,216
Hartford Investors Growth HLS Fund                       IA  1.25%    4.705879                         41,027                193,069
Hartford Investors Growth HLS Fund                       IA  1.85%    4.631052                        633,173              2,932,257
Hartford Investors Growth HLS Fund                       IA  1.35%    4.693288                        920,231              4,318,907
Hartford Large Cap Growth HLS Fund                       IA  1.25%    6.854930                        217,037              1,487,776
Hartford Large Cap Growth HLS Fund                       IA  1.35%    6.822901                      4,227,456             28,843,516
Hartford Large Cap Growth HLS Fund                       IA  1.85%    5.311709                      1,316,175              6,991,140
Hartford Mid Cap Stock HLS Fund                          IA  1.25%    9.208382                        125,793              1,158,349
Hartford Mid Cap Stock HLS Fund                          IA  1.85%    9.827596                        644,102              6,329,974
Hartford Mid Cap Stock HLS Fund                          IA  1.35%    9.165374                      2,645,293             24,245,095
Hartford Money Market HLS Fund                           IA  1.25%   11.483100                        514,962              5,913,354
Hartford Money Market HLS Fund                           IA  1.85%   10.692495                        677,310              7,242,133
Hartford Money Market HLS Fund                           IA  1.40%   13.224009                        746,139              9,866,947
Hartford Money Market HLS Fund                           IA  1.35%    1.707196                     44,541,997             76,041,918
Hartford Multisector Bond HLS Fund                       IA  1.25%   11.044874                         67,466                745,154
Hartford Multisector Bond HLS Fund                       IA  1.35%   13.286778                      1,248,048             16,582,530
Hartford Multisector Bond HLS Fund                       IA  1.85%   10.571267                        580,449              6,136,086
Hartford Small Cap Value HLS Fund                        IA  1.25%   13.407867                        163,125              2,187,160
Hartford Small Cap Value HLS Fund                        IA  1.85%   13.120084                        710,182              9,317,646
Hartford Small Cap Value HLS Fund                        IA  1.35%   13.345282                      3,868,824             51,630,547
Hartford SmallCap Growth HLS Fund                        IA  1.25%    9.991385                        164,255              1,641,131
Hartford SmallCap Growth HLS Fund                        IA  1.85%    7.378253                      1,262,239              9,313,120
Hartford SmallCap Growth HLS Fund                        IA  1.35%   15.138100                      5,928,330             89,743,646
Hartford U.S. Government Securities HLS Fund             IA  1.25%   13.130818                        656,520              8,620,640
Hartford U.S. Government Securities HLS Fund             IA  1.85%   12.519929                      1,985,360             24,856,562
Hartford U.S. Government Securities HLS Fund             IA  1.35%   22.779788                      7,079,058            161,259,430
Hartford Value Opportuniites HLS Fund                    IA  1.85%    9.047624                        843,587              7,632,462
Hartford Value Opportuniites HLS Fund                    IA  1.35%   13.210798                      3,888,700             51,372,825
Hartford Value Opportuniites HLS Fund                    IA  1.25%    8.710400                        169,665              1,477,848
ING VP Emerging Markets Fund                                 0.45%    6.418426                          3,951                 25,357
ING VP Natural Resources Trust                               0.45%   11.230070                          9,423                105,822
INVESCO Health Science Fund                                  0.45%   13.898552                        152,438              2,118,665
INVESCO Technology Fund                                      0.45%    8.031808                        274,046              2,201,084
INVESTCO Equity Fund                                         0.45%   12.116737                        165,820              2,009,197
Kelmoore Strategy Variable Eagle Fund                        1.15%    4.276808                        208,202                890,441
Kelmoore Strategy Variable Eagle Fund                        1.60%    4.236020                        248,468              1,052,514
Kelmoore Strategy Variable Fund                              1.15%    7.297712                        489,254              3,570,437
Kelmoore Strategy Variable Fund                              1.60%    7.228207                        248,394              1,795,444
MFS Emerging Growth Series                                   0.45%   11.314430                        119,830              1,355,805
MFS Emerging Growth Series                                   1.40%    6.601108                        824,144              5,440,266
MFS High Income Series                                       1.40%    9.323154                        484,986              4,521,601
MFS High Income Series                                       0.45%   12.531160                        109,510              1,372,289
MFS Strategic Income Series                                  0.45%   12.553012                          3,964                 49,762
Montgomery Variable Series: Emerging Markets Fund            0.45%    6.362592                        125,304                797,255
Neuberger Berman AMT Limited Maturity Bond Portfolio         0.45%   13.308572                         74,297                988,780
Neuberger Berman AMT Partners Portfolio                      0.45%   10.135482                         94,430                957,094
SAFECO Equity Portfolio                                      0.45%    9.711024                        187,558              1,821,378
SAFECO Growth Opportunities Portfolio                        0.45%   11.018552                        217,356              2,394,949
Scudder International Portfolio                              1.40%   10.694936                        205,048              2,192,974
The Strong Mid Cap Growth Fund II                            0.45%    6.761785                         56,446                381,677
Van Eck Worldwide Bond Fund Fund                             0.45%   12.540005                         31,756                398,216
Van Eck Worldwide Hard Assets Fund                           0.45%    7.754362                         13,425                104,098
Wells Fargo Asset Allocation Fund                            1.40%    8.224779                        679,515              5,588,862
Wells Fargo Corporate Bond Fund                              1.40%   15.502217                      1,611,369             24,979,797
Wells Fargo Equity Income Fund                               1.40%   12.693380                      4,039,894             51,279,914
Wells Fargo Equity Value Fund                                1.40%    7.141282                        115,781                826,827
Wells Fargo Growth Fund                                      1.40%    5.446312                         60,258                328,181
Wells Fargo International Equity Fund                        1.40%    5.599926                         15,411                 86,299
Wells Fargo Large Company Growth Fund                        1.40%   13.538279                      1,862,141             25,210,180
Wells Fargo Small Cap Growth Fund                            1.40%    7.845738                        684,722              5,372,149

ANNUITY CONTRACTS IN THE ANNUITY PERIOD:

                                                                    UNIT PRICE    UNITS OWNED BY PARTICIPANTS     CONTRACT LIABILITY
                                                                    ----------    ---------------------------     ------------------
Federated American Leaders Fund II                           1.40%    7.891418                          2,946                 23,247
Federated Equity Income Fund II                              1.40%    7.029008                          3,254                 22,875
Federated Growth Strategies Fund II                          1.40%    7.518986                          1,411                 10,607
Hartford Advisors HLS Fund, Inc.                             1.35%    2.990023                         26,184                 78,290
Hartford Global Leaders HLS Fund                             1.35%   16.178210                          1,871                 30,266
Hartford Growth and Income  HLS Fund                         1.35%   16.345476                            490                  8,000
Hartford Growth Opportunities HLS Fund                       1.35%    3.301923                         41,529                137,124
Hartford International Stock II HLS Fund                     1.35%    9.201424                            667                  6,133
Hartford SmallCap Growth HLS Fund                            1.35%   15.138100                            281                  4,255
Hartford U.S. Government Securities HLS Fund                 1.35%   22.779788                          1,444                 32,886
Hartford Value Opportuniites HLS Fund                        1.35%   13.210798                            699                  9,240

VARIABLE ACCOUNT D

FORTIS BENEFIT INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    AIM V.I.           AIM V.I.                         ALLIANCE
                                                                  INTERNATIONAL        PREMIER         ALLIANCE           MONEY
                                                                      GROWTH            EQUITY       INTERNATIONAL        MARKET
                                                                      FUND               FUND          PORTFOLIO         PORFOLIO
                                                                 SUB-ACCOUNT (a)   SUB-ACCOUNT (b)    SUB-ACCOUNT    SUB-ACCOUNT (c)
                                                                 ---------------   ---------------    -----------    ---------------
INVESTMENT INCOME:
  Dividends                                                            $   19,436     $     48,613       $     746        $ 235,174
 EXPENSES:
     Mortality and expense undertakings                                   (48,074)        (217,313)         (5,847)         (96,408)
                                                                 -------------------------------------------------------------------
       Net investment income (loss)                                       (28,638)        (168,700)         (5,101)         138,766
 CAPITAL GAINS INCOME                                                           -                -               -                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                   (239,016)      (1,074,980)        439,899         (207,176)
     Net unrealized appreciation (depreciation)
     of investments during the period                                    (388,331)      (5,289,092)       (163,304)          94,086
                                                                 -------------------------------------------------------------------
       Net gain (loss) on investments                                    (627,347)      (6,364,072)        276,595         (113,090)
                                                                 -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                            $ (655,985)    $ (6,532,772)      $ 271,494        $  25,676
                                                                 ===================================================================

                                                                                                      AMERICAN
                                                                  ALLIANCE          AMERICAN         CENTURY VP        FEDERATED
                                                                   PREMIER         CENTURY VP         CAPITAL          AMERICAN
                                                                   GROWTH           BALANCED        APPRECIATION        LEADERS
                                                                  PORTFOLIO            FUND             FUND            FUND II
                                                                 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                                 -----------       -----------      -----------       -----------
INVESTMENT INCOME:
  Dividends                                                       $          -        $   46,582       $        -    $     807,680
 EXPENSES:
     Mortality and expense undertakings                                (21,291)           (7,521)          (3,807)        (892,559)
                                                                 ------------------------------------------------------------------
       Net investment income (loss)                                    (21,291)           39,061           (3,807)         (84,879)
 CAPITAL GAINS INCOME                                                        -                 -                -                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                (758,743)          (47,336)        (275,177)      (1,082,053)
     Net unrealized appreciation (depreciation)
     of investments during the period                               (1,099,973)         (187,228)          41,330      (16,648,540)
                                                                 ------------------------------------------------------------------
       Net gain (loss) on investments                               (1,858,716)         (234,564)        (233,847)     (17,730,593)
                                                                 ------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                       $ (1,880,007)       $ (195,503)      $ (237,654)   $ (17,815,472)
                                                                 ==================================================================

                                                                                                        FEDERATED
                                                                    FEDERATED         FEDERATED       FUND FOR U.S.       FEDERATED
                                                                     CAPITAL            EQUITY          GOVERNMENT         GROWTH
                                                                   APPRECIATION         INCOME         SECURITIES        STRATEGIES
                                                                     FUND II           FUND II           FUND II           FUND II
                                                                 SUB-ACCOUNT (d)     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                 ---------------     -----------       -----------       -----------
INVESTMENT INCOME:
  Dividends                                                        $          -     $     862,484         $ 420,862   $           -
 EXPENSES:
     Mortality and expense undertakings                                 (94,752)         (532,794)         (103,202)       (405,640)
                                                                 -------------------------------------------------------------------
       Net investment income (loss)                                     (94,752)          329,690           317,660        (405,640)
 CAPITAL GAINS INCOME                                                         -                 -                 -               -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                  (78,956)       (1,266,663)          148,952      (2,182,986)
     Net unrealized appreciation (depreciation)
     of investments during the period                                (1,874,280)       (9,732,948)          406,617      (7,995,700)
                                                                 -------------------------------------------------------------------
       Net gain (loss) on investments                                (1,953,236)      (10,999,611)          555,569     (10,178,686)
                                                                 -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                        $ (2,047,988)    $ (10,669,921)        $ 873,229   $ (10,584,326)
                                                                 ===================================================================

                                                                  FEDERATED
                                                                    HIGH           FEDERATED
                                                                    INCOME       INTERNATIONAL
                                                                    BOND             EQUITY
                                                                   FUND II          FUND II
                                                                 SUB-ACCOUNT      SUB-ACCOUNT
                                                                 -----------      -----------
INVESTMENT INCOME:
  Dividends                                                       $ 1,189,329     $          -
 EXPENSES:
     Mortality and expense undertakings                              (130,161)        (153,007)
                                                                 ------------------------------
       Net investment income (loss)                                 1,059,168         (153,007)
 CAPITAL GAINS INCOME                                                       -                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions               (228,149)      (1,379,858)
     Net unrealized appreciation (depreciation)
     of investments during the period                                (787,513)      (1,751,889)
                                                                 ------------------------------
       Net gain (loss) on investments                              (1,015,662)      (3,131,747)
                                                                 ------------------------------
       Net increase (decrease) in
       net assets resulting from operations                       $    43,506     $ (3,284,754)
                                                                 ==============================

                                                                   FEDERATED                                            FEDERATED
                                                                 INTERNATIONAL       FEDERATED         FEDERATED          TOTAL
                                                                     SMALL             PRIME            QUALITY           RETURN
                                                                    COMPANY            MONEY              BOND            BOND
                                                                    FUND II            FUND II          FUND II          FUND II
                                                                  SUB-ACCOUNT     SUB-ACCOUNT (e)     SUB-ACCOUNT    SUB-ACCOUNT (f)
                                                                  -----------     ---------------     -----------    ---------------
INVESTMENT INCOME:
  Dividends                                                        $        -         $   67,433         $  77,418        $ 218,362
 EXPENSES:
     Mortality and expense undertakings                               (13,532)          (110,655)          (30,453)         (48,312)
                                                                 -------------------------------------------------------------------
       Net investment income (loss)                                   (13,532)           (43,222)           46,965          170,050
 CAPITAL GAINS INCOME                                                       -                  -            28,967                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                (77,603)          (922,475)          (11,853)          (5,807)
     Net unrealized appreciation (depreciation)
     of investments during the period                                (133,586)           176,142           133,346          123,128
                                                                 -------------------------------------------------------------------
       Net gain (loss) on investments                                (211,189)          (746,333)          121,493          117,321
                                                                 -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                        $ (224,721)        $ (789,555)        $ 197,425        $ 287,371
                                                                 ===================================================================

                                                                                      HARTFORD         HARTFORD          HARTFORD
                                                                  FEDERATED           ADVISORS         AMERICAN         BLUE CHIP
                                                                   UTILITY              HLS             LEADERS           STOCK
                                                                   FUND II           FUND, INC.         HLS FUND           FUND
                                                                 SUB-ACCOUNT      SUB-ACCOUNT (g)   SUB-ACCOUNT (h)  SUB-ACCOUNT (i)
                                                                 -----------      ---------------   ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                       $    347,749      $  26,880,881     $    208,885    $           -
 EXPENSES:
     Mortality and expense undertakings                                (74,757)        (5,069,880)        (157,583)      (1,894,126)
                                                                 -------------------------------------------------------------------
       Net investment income (loss)                                    272,992         21,811,001           51,302       (1,894,126)
 CAPITAL GAINS INCOME                                                        -                  -                -                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                (422,406)       (11,238,337)        (216,385)      (4,664,300)
     Net unrealized appreciation (depreciation)
     of investments during the period                               (1,702,173)       (83,445,033)      (2,413,723)     (37,501,712)
                                                                 -------------------------------------------------------------------
       Net gain (loss) on investments                               (2,124,579)       (94,683,370)      (2,630,108)     (42,166,012)
                                                                 -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                       $ (1,851,587)     $ (72,872,369)    $ (2,578,806)   $ (44,060,138)
                                                                 ===================================================================

                                                                    HARTFORD          HARTFORD         HARTFORD          HARTFORD
                                                                    BLUE CHIP            BOND           CAPITAL           GLOBAL
                                                                    STOCK II             HLS         OPPORTUNITIES        EQUITY
                                                                    HLS FUND         FUND, INC.         HLS FUND         HLS FUND
                                                                 SUB-ACCOUNT (j)   SUB-ACCOUNT (k)  SUB-ACCOUNT (l)  SUB-ACCOUNT (m)
                                                                 ---------------   ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                        $          -       $10,417,546              $ -         $ 18,792
 EXPENSES:
     Mortality and expense undertakings                                (191,950)       (1,064,076)        (199,818)         (79,631)
                                                                 -------------------------------------------------------------------
       Net investment income (loss)                                    (191,950)        9,353,470         (199,818)         (60,839)
 CAPITAL GAINS INCOME                                                         -           930,125                -                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                 (443,152)         (760,660)        (758,752)        (296,821)
     Net unrealized appreciation (depreciation)
     of investments during the period                                (3,622,366)       (2,662,359)      (4,260,078)        (494,916)
                                                                 -------------------------------------------------------------------
       Net gain (loss) on investments                                (4,065,518)       (3,423,019)      (5,018,830)        (791,737)
                                                                 -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                        $ (4,257,468)      $ 6,860,576     $ (5,218,648)      $ (852,576)
                                                                 ===================================================================

                                                                 HARTFORD           HARTFORD          HARTFORD          HARTFORD
                                                                  GLOBAL             GROWTH            GROWTH             HIGH
                                                                  LEADERS          AND INCOME       OPPORTUNITIES         YIELD
                                                                 HLS FUND           HLS FUND           HLS FUND         HLS FUND
                                                             SUB-ACCOUNT (n)    SUB-ACCOUNT (o)    SUB-ACCOUNT (p)   SUB-ACCOUNT (q)
                                                             ---------------    ---------------    ---------------   ---------------
INVESTMENT INCOME:
  Dividends                                                    $   2,123,805     $    2,239,257    $            -       $ 8,287,647
 EXPENSES:
     Mortality and expense undertakings                           (1,938,812)        (1,777,166)       (4,928,082)         (481,800)
                                                             -----------------------------------------------------------------------
       Net investment income (loss)                                  184,993            462,091        (4,928,082)        7,805,847
 CAPITAL GAINS INCOME                                             31,049,878         17,291,668                 -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (7,243,659)        (5,396,518)      (20,951,786)       (4,154,340)
     Net unrealized appreciation (depreciation)
     of investments during the period                            (58,152,425)       (55,047,633)     (106,791,838)       (7,246,803)
                                                             -----------------------------------------------------------------------
       Net gain (loss) on investments                            (65,396,084)       (60,444,151)     (127,743,624)      (11,401,143)
                                                             -----------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (34,161,213)    $  (42,690,392)   $ (132,671,706)     $ (3,595,296)
                                                             =======================================================================

                                                                                  HARTFORD
                                                                HARTFORD        INTERNATIONAL
                                                                  INDEX             STOCK
                                                                 HLS FUND          HLS FUND
                                                             SUB-ACCOUNT (r)   SUB-ACCOUNT (s)
                                                             ---------------   ---------------
INVESTMENT INCOME:
  Dividends                                                   $   4,803,174      $    638,591
 EXPENSES:
     Mortality and expense undertakings                          (2,466,921)         (877,754)
                                                             ---------------------------------
       Net investment income (loss)                               2,336,253          (239,163)
 CAPITAL GAINS INCOME                                            13,294,180                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (6,336,878)       (5,655,796)
     Net unrealized appreciation (depreciation)
     of investments during the period                           (62,353,258)       (1,353,066)
                                                             ---------------------------------
       Net gain (loss) on investments                           (68,690,136)       (7,008,862)
                                                             ---------------------------------
       Net increase (decrease) in
       net assets resulting from operations                   $ (53,059,703)     $ (7,248,025)
                                                             =================================

                                                                HARTFORD          HARTFORD          HARTFORD          HARTFORD
                                                              INTERNATIONAL       INVESTORS        LARGE CAP           MID CAP
                                                                STOCK II           GROWTH            GROWTH             STOCK
                                                                HLS FUND           HLS FUND         HLS FUND           HLS FUND
                                                             SUB-ACCOUNT (t)   SUB-ACCOUNT (u)  SUB-ACCOUNT (v)    SUB-ACCOUNT (w)
                                                             ---------------   ---------------  ---------------    ---------------
INVESTMENT INCOME:
  Dividends                                                    $     95,514      $          -    $           -        $          -
 EXPENSES:
     Mortality and expense undertakings                            (280,916)         (136,016)        (676,165)           (503,654)
                                                             ----------------------------------------------------------------------
       Net investment income (loss)                                (185,402)         (136,016)        (676,165)           (503,654)
 CAPITAL GAINS INCOME                                                     -                 -                -                   -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (4,522,652)         (335,317)      (3,066,582)         (1,033,558)
     Net unrealized appreciation (depreciation)
     of investments during the period                               455,604        (2,820,772)     (16,376,345)         (4,645,408)
                                                             ----------------------------------------------------------------------
       Net gain (loss) on investments                            (4,067,048)       (3,156,089)     (19,442,927)         (5,678,966)
                                                             ----------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (4,252,450)     $ (3,292,105)   $ (20,119,092)       $ (6,182,620)
                                                             ======================================================================

                                                                 HARTFORD         HARTFORD          HARTFORD          HARTFORD
                                                                  MONEY          MULTISECTOR       SMALL CAP          SMALLCAP
                                                                  MARKET             BOND            VALUE              GROWTH
                                                                 HLS FUND          HLS FUND         HLS FUND           HLS FUND
                                                             SUB-ACCOUNT (x)   SUB-ACCOUNT (y)  SUB-ACCOUNT (z)    SUB-ACCOUNT (aa)
                                                             ---------------   ---------------  ---------------    ----------------
INVESTMENT INCOME:
  Dividends                                                     $ 5,563,339       $ 1,539,830    $     621,664       $           -
 EXPENSES:
     Mortality and expense undertakings                          (1,425,161)         (356,506)      (1,081,983)         (1,740,539)
                                                             ----------------------------------------------------------------------
       Net investment income (loss)                               4,138,178         1,183,324         (460,319)         (1,740,539)
 CAPITAL GAINS INCOME                                                    81                 -        8,477,200                   -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions             (369,750)          (70,812)      (3,181,323)         (8,966,900)
     Net unrealized appreciation (depreciation)
     of investments during the period                            (3,579,551)         (576,430)     (20,101,572)        (38,254,706)
                                                             ----------------------------------------------------------------------
       Net gain (loss) on investments                            (3,949,301)         (647,242)     (23,282,895)        (47,221,606)
                                                             ----------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                     $   188,958       $   536,082    $ (15,266,014)      $ (48,962,145)
                                                             ======================================================================

                                                                 HARTFORD
                                                                    U.S.            HARTFORD           ING VP            ING VP
                                                                GOVERNMENT            VALUE           EMERGING          NATURAL
                                                                SECURITIES       OPPORTUNIITES        MARKETS          RESOURCES
                                                                  HLS FUND          HLS FUND            FUND             TRUST
                                                             SUB-ACCOUNT (bb)   SUB-ACCOUNT (cc)  SUB-ACCOUNT (dd)  SUB-ACCOUNT (ee)
                                                             ----------------   ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends                                                      $  7,833,161     $     616,145         $       -         $     906
 EXPENSES:
     Mortality and expense undertakings                            (2,330,174)       (1,059,080)             (276)           (1,811)
                                                             -----------------------------------------------------------------------
       Net investment income (loss)                                 5,502,987          (442,935)             (276)             (905)
 CAPITAL GAINS INCOME                                                       -         1,871,567                 -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                (11,730)       (3,041,835)           (7,811)          (76,594)
     Net unrealized appreciation (depreciation)
     of investments during the period                               9,688,398       (23,771,553)           (2,913)           52,056
                                                             -----------------------------------------------------------------------
       Net gain (loss) on investments                               9,676,668       (26,813,388)          (10,724)          (24,538)
                                                             -----------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                      $ 15,179,655     $ (25,384,756)        $ (11,000)        $ (25,443)
                                                             =======================================================================



                                                                                                                    KELMOORE
                                                               INVESCO                                              STRATEGY
                                                               HEALTH            INVESCO           INVESCO          VARIABLE
                                                               SCIENCE         TECHNOLOGY          EQUITY             EAGLE
                                                                FUND              FUND               FUND             FUND
                                                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (ff)     SUB-ACCOUNT
                                                             -----------       -----------    ----------------     -----------
INVESTMENT INCOME:
  Dividends                                                    $   13,099      $          -        $   69,986        $   64,463
 EXPENSES:
     Mortality and expense undertakings                           (13,710)          (16,842)          (12,111)          (18,615)
                                                             -------------------------------------------------------------------
       Net investment income (loss)                                  (611)          (16,842)           57,875            45,848
 CAPITAL GAINS INCOME                                                   -                 -                 -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (177,353)       (1,746,737)         (208,679)           (3,806)
     Net unrealized appreciation (depreciation)
     of investments during the period                            (732,390)         (760,931)         (415,679)         (464,085)
                                                             -------------------------------------------------------------------
       Net gain (loss) on investments                            (909,743)       (2,507,668)         (624,358)         (467,891)
                                                             -------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (910,354)     $ (2,524,510)       $ (566,483)       $ (422,043)
                                                             ===================================================================

                                                              KELMOORE             MFS
                                                              STRATEGY          EMERGING
                                                              VARIABLE           GROWTH
                                                                FUND             SERIES
                                                             SUB-ACCOUNT       SUB-ACCOUNT
                                                             -----------       -----------
INVESTMENT INCOME:
  Dividends                                                    $  202,614      $          -
 EXPENSES:
     Mortality and expense undertakings                           (66,794)         (111,099)
                                                             -------------------------------
       Net investment income (loss)                               135,820          (111,099)
 CAPITAL GAINS INCOME                                                   -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions             (8,309)       (1,326,785)
     Net unrealized appreciation (depreciation)
     of investments during the period                          (1,072,922)       (3,006,240)
                                                             -------------------------------
       Net gain (loss) on investments                          (1,081,231)       (4,333,025)
                                                             -------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (945,411)     $ (4,444,124)
                                                             ===============================

                                                                                                                     NEUBERGER
                                                                                                   MONTGOMERY         BERMAN
                                                                                                    VARIABLE            AMT
                                                                 MFS                MFS             SERIES:           LIMITED
                                                                 HIGH            STRATEGIC          EMERGING         MATURITY
                                                                INCOME            INCOME            MARKETS            BOND
                                                                SERIES            SERIES              FUND           PORTFOLIO
                                                             SUB-ACCOUNT     SUB-ACCOUNT (gg)     SUB-ACCOUNT       SUB-ACCOUNT
                                                             -----------     ----------------     -----------       -----------
INVESTMENT INCOME:
  Dividends                                                     $ 520,416            $ 12,118         $  1,361          $ 75,890
 EXPENSES:
     Mortality and expense undertakings                           (75,923)               (291)          (5,508)           (6,137)
                                                             --------------------------------------------------------------------
       Net investment income (loss)                               444,493              11,827           (4,147)           69,753
 CAPITAL GAINS INCOME                                                   -                   -                -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (163,271)            (11,042)         246,407             7,029
     Net unrealized appreciation (depreciation)
     of investments during the period                            (207,105)              3,986         (219,259)          (14,713)
                                                             --------------------------------------------------------------------
       Net gain (loss) on investments                            (370,376)             (7,056)          27,148            (7,684)
                                                             --------------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                     $  74,117            $  4,771         $ 23,001          $ 62,069
                                                             ====================================================================

                                                              NEUBERGER
                                                                BERMAN                              SAFECO
                                                                 AMT              SAFECO            GROWTH         SCUDDER
                                                               PARTNERS           EQUITY        OPPORTUNITIES   INTERNATIONAL
                                                              PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                             -----------        -----------      -----------     -----------
INVESTMENT INCOME:
  Dividends                                                    $    7,400          $   22,990   $          -       $   29,366
 EXPENSES:
     Mortality and expense undertakings                            (5,664)            (10,001)       (15,731)         (40,668)
                                                             -----------------------------------------------------------------
       Net investment income (loss)                                 1,736              12,989        (15,731)         (11,302)
 CAPITAL GAINS INCOME                                                   -                   -         14,168                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (59,036)            (94,317)      (247,219)        (412,817)
     Net unrealized appreciation (depreciation)
     of investments during the period                            (278,458)           (638,848)    (1,501,506)        (234,210)
                                                             -----------------------------------------------------------------
       Net gain (loss) on investments                            (337,494)           (733,165)    (1,748,725)        (647,027)
                                                             -----------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (335,758)         $ (720,176)  $ (1,750,288)      $ (658,329)
                                                             =================================================================

                                                                                 THE                THE
                                                                 THE           STRONG             STRONG            VAN ECK
                                                               STRONG       INTERNATIONAL         MID CAP          WORLDWIDE
                                                              DISCOVERY         STOCK             GROWTH              BOND
                                                               FUND II         FUND II            FUND II             FUND
                                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (hh)     SUB-ACCOUNT
                                                             -----------     -----------     ----------------     -----------
INVESTMENT INCOME:
  Dividends                                                   $       -        $   25,781          $        -       $      -
 EXPENSES:
     Mortality and expense undertakings                          (1,831)           (3,378)               (996)        (1,121)
                                                             ----------------------------------------------------------------
       Net investment income (loss)                              (1,831)           22,403                (996)        (1,121)
 CAPITAL GAINS INCOME                                                 -                 -                   -              -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions          (69,088)         (241,312)           (110,244)        10,147
     Net unrealized appreciation (depreciation)
     of investments during the period                            11,244            20,017             (45,919)        43,947
                                                             ----------------------------------------------------------------
       Net gain (loss) on investments                           (57,844)         (221,295)           (156,163)        54,094
                                                             ----------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                   $ (59,675)       $ (198,892)         $ (157,159)      $ 52,973
                                                             ================================================================



                                                               VAN ECK            WELLS           WELLS          WELLS
                                                              WORLDWIDE           FARGO           FARGO          FARGO
                                                                 HARD             ASSET         CORPORATE       EQUITY
                                                                ASSETS         ALLOCATION         BOND          INCOME
                                                                 FUND             FUND            FUND           FUND
                                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                             -----------       -----------     -----------    -----------
INVESTMENT INCOME:
  Dividends                                                         $ 952         $ 125,185    $1,647,684     $ 1,037,841
 EXPENSES:
     Mortality and expense undertakings                            (1,265)          (81,202)     (360,115)       (912,536)
                                                             -------------------------------------------------------------
       Net investment income (loss)                                  (313)           43,983     1,287,569         125,305
 CAPITAL GAINS INCOME                                                   -            61,555        45,729               -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (41,395)         (134,931)     (157,711)     (2,192,668)
     Net unrealized appreciation (depreciation)
     of investments during the period                              16,299          (926,022)      440,723     (13,601,016)
                                                             -------------------------------------------------------------
       Net gain (loss) on investments                             (25,096)       (1,060,953)      283,012     (15,793,684)
                                                             -------------------------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                     $ (25,409)       $ (955,415)  $ 1,616,310    $(15,668,379)
                                                             =============================================================


                                                                WELLS
                                                                FARGO          WELLS
                                                                EQUITY         FARGO
                                                                VALUE         GROWTH
                                                                 FUND          FUND
                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                             -----------    -----------
INVESTMENT INCOME:
  Dividends                                                   $   10,697    $      417
 EXPENSES:
     Mortality and expense undertakings                          (10,005)       (4,886)
                                                             --------------------------
       Net investment income (loss)                                  692        (4,469)
 CAPITAL GAINS INCOME                                                  -             -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (21,858)      (59,891)
     Net unrealized appreciation (depreciation)
     of investments during the period                           (211,676)      (55,276)
                                                             --------------------------
       Net gain (loss) on investments                           (233,534)     (115,167)
                                                             --------------------------
       Net increase (decrease) in
       net assets resulting from operations                   $ (232,842)   $ (119,636)
                                                             ==========================

                                                                                WELLS          WELLS
                                                                 WELLS          FARGO          FARGO
                                                                 FARGO          LARGE          SMALL
                                                             INTERNATIONAL     COMPANY          CAP
                                                                EQUITY         GROWTH         GROWTH
                                                                 FUND           FUND           FUND
                                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                              -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends                                                    $      57    $          -   $         -
 EXPENSES:
     Mortality and expense undertakings                             (788)       (462,642)     (103,153)
                                                             ------------------------------------------
       Net investment income (loss)                                 (731)       (462,642)     (103,153)
 CAPITAL GAINS INCOME                                                  -               -             -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (6,401)     (1,994,022)   (1,152,943)
     Net unrealized appreciation (depreciation)
     of investments during the period                             (8,369)    (10,240,508)   (2,871,647)
                                                             ------------------------------------------
       Net gain (loss) on investments                            (14,770)    (12,234,530)   (4,024,590)
                                                             ------------------------------------------
       Net increase (decrease) in
       net assets resulting from operations                    $ (15,501)   $(12,697,172)  $(4,127,743)
                                                             ==========================================

(a) Formerly AIM V.I. International Equity Fund Sub-Account, respectively. Change effective May 01, 2002.
(b) Formerly AIM V.I. Value Fund Sub-Account, respectively. Change effective May 01, 2002.
(c) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.
(d) Formerly Federated Insurance Series- Large Cap II Fund, respectively. Change effective April 26, 2002.
(e) Effective October 04, 2002, Federated Small Cap Strategies Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.
(f) Formerly Federated Insurance Series- Strategic Income II Fund, respectively. Change effective April 26, 2002.
(g) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account
(h) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.
(i) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.
(j) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.
(k) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account
(l) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.
(m) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.
(n) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account
(o) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account
(p) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.
(q) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account
(r) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account
(s) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.
(x) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account
(y) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.
(z) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.
(aa) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.
(bb) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.
(cc) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.
(dd) Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.
(ee) Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.
(ff) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.
(gg) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.
(hh) From inception, April 26, 2002 to December 31, 2002.

VARIABLE ACCOUNT D

FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                 AIM V.I.       AIM V.I.
                                                                              INTERNATIONAL     PREMIER         ALLIANCE
                                                                                 GROWTH          EQUITY       INTERNATIONAL
                                                                                  FUND            FUND          PORTFOLIO
                                                                              SUB-ACCOUNT (a) SUB-ACCOUNT (b)  SUB-ACCOUNT
                                                                              --------------- --------------- -------------
OPERATIONS:
    Net investment income (loss)                                              $    (28,638)   $   (168,700)   $     (5,101)
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                       (239,016)     (1,074,980)        439,899
     Net unrealized appreciation (depreciation) of investments
         during the period                                                        (388,331)     (5,289,092)       (163,304)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from operations              (655,985)     (6,532,772)        271,494
                                                                              --------------- --------------- -------------
 UNIT TRANSACTIONS:
     Purchases                                                                      10,143          56,310           6,730
     Net transfers                                                                (283,077)     (1,707,182)        295,827
     Surrenders for benefit payments and fees                                     (453,659)     (2,177,284)       (498,814)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from unit transactions       (726,593)     (3,828,156)       (196,257)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets                                      (1,382,578)    (10,360,928)         75,237

 NET ASSETS:
     Beginning of period                                                         4,277,741      22,237,185       1,267,593
                                                                              --------------- --------------- -------------
     End of period                                                            $  2,895,163    $ 11,876,257    $  1,342,830
                                                                              =============== =============== =============
                                                                                ALLIANCE         ALLIANCE       AMERICAN
                                                                                 MONEY           PREMIER       CENTURY VP
                                                                                 MARKET           GROWTH        BALANCED
                                                                               PORTFOLIO         PORTFOLIO        FUND
                                                                              SUB-ACCOUNT (c)   SUB-ACCOUNT    SUB-ACCOUNT
                                                                              --------------- --------------- -------------
OPERATIONS:
    Net investment income (loss)                                              $    138,766    $    (21,291)   $     39,061
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                       (207,176)       (758,743)        (47,336)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                          94,086      (1,099,973)       (187,228)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from operations                25,676      (1,880,007)       (195,503)
                                                                              --------------- --------------- -------------
 UNIT TRANSACTIONS:
     Purchases                                                                   1,505,931          89,271          10,576
     Net transfers                                                               1,759,969        (971,264)         99,048
     Surrenders for benefit payments and fees                                  (12,533,937)       (705,218)       (341,727)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from unit transactions     (9,268,037)     (1,587,211)       (232,103)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets                                      (9,242,361)     (3,467,218)       (427,606)

 NET ASSETS:
     Beginning of period                                                        25,993,134       6,872,849       1,912,973
                                                                              --------------- --------------- -------------
     End of period                                                            $ 16,750,773    $  3,405,631    $  1,485,367
                                                                              =============== =============== =============
                                                                                  AMERICAN
                                                                                 CENTURY VP      FEDERATED      FEDERATED
                                                                                  CAPITAL        AMERICAN        CAPITAL
                                                                                APPRECIATION      LEADERS     APPRECIATION
                                                                                   FUND           FUND II        FUND II
                                                                                SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT (d)
                                                                              --------------- --------------- -------------
OPERATIONS:
    Net investment income (loss)                                              $     (3,807)   $    (84,879)   $    (94,752)
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                       (275,177)     (1,082,053)        (78,956)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                          41,330     (16,648,540)     (1,874,280)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from operations              (237,654)    (17,815,472)     (2,047,988)
                                                                              --------------- --------------- -------------
 UNIT TRANSACTIONS:
     Purchases                                                                       5,091       1,010,048         242,872
     Net transfers                                                                  18,149       2,707,414       3,988,653
     Surrenders for benefit payments and fees                                     (313,323)     (5,785,825)       (489,242)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from unit transactions       (290,083)     (2,068,363)      3,742,283
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets                                        (527,737)    (19,883,835)      1,694,295

 NET ASSETS:
     Beginning of period                                                         1,042,859      82,656,910       7,043,304
                                                                              --------------- --------------- -------------
     End of period                                                            $    515,122    $ 62,773,075    $  8,737,599
                                                                              =============== =============== =============
                                                                                                FEDERATED
                                                                                 FEDERATED     FUND FOR U.S.    FEDERATED
                                                                                  EQUITY        GOVERNMENT       GROWTH
                                                                                  INCOME        SECURITIES     STRATEGIES
                                                                                  FUND II        FUND II         FUND II
                                                                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                                              --------------- --------------- -------------
OPERATIONS:
    Net investment income (loss)                                              $    329,690    $    317,660    $   (405,640)
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                     (1,266,663)        148,952      (2,182,986)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (9,732,948)        406,617      (7,995,700)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from operations           (10,669,921)        873,229     (10,584,326)
                                                                              --------------- --------------- -------------
 UNIT TRANSACTIONS:
     Purchases                                                                     599,879         587,894         307,735
     Net transfers                                                              (1,758,144)      2,450,050      (4,176,539)
     Surrenders for benefit payments and fees                                   (3,753,728)     (3,679,866)     (2,704,421)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets resulting from unit transactions     (4,911,993)       (641,922)     (6,573,225)
                                                                              --------------- --------------- -------------
     Net increase (decrease) in net assets                                     (15,581,914)        231,307     (17,157,551)

 NET ASSETS:
     Beginning of period                                                        50,099,023      11,273,943      41,209,664
                                                                              --------------- --------------- -------------
     End of period                                                            $ 34,517,109    $ 11,505,250    $ 24,052,113
                                                                              =============== =============== =============
                                                                                FEDERATED                       FEDERATED
                                                                                  HIGH          FEDERATED     INTERNATIONAL
                                                                                 INCOME       INTERNATIONAL      SMALL
                                                                                   BOND           EQUITY         COMPANY
                                                                                 FUND II         FUND II         FUND II
                                                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                              -------------   -------------   -------------
OPERATIONS:
    Net investment income (loss)                                              $  1,059,168    $   (153,007)   $    (13,532)
                                                                              -------------   -------------   -------------
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                       (228,149)     (1,379,858)        (77,603)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                        (787,513)     (1,751,889)       (133,586)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from operations                43,506      (3,284,754)       (224,721)
                                                                              -------------   -------------   -------------
 UNIT TRANSACTIONS:
     Purchases                                                                      47,234          92,933           4,848
     Net transfers                                                               1,180,245      (2,040,253)        (76,837)
     Surrenders for benefit payments and fees                                   (1,111,175)       (964,071)        (84,444)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from unit transactions        116,304      (2,911,391)       (156,433)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets                                         159,810      (6,196,145)       (381,154)

 NET ASSETS:
     Beginning of period                                                        11,017,528      15,325,761       1,263,548
                                                                              -------------   -------------   -------------
     End of period                                                            $ 11,177,338    $  9,129,616    $    882,394
                                                                              =============   =============   =============


                                                                                                                FEDERATED
                                                                                FEDERATED       FEDERATED         TOTAL
                                                                                  PRIME          QUALITY          RETURN
                                                                                  MONEY            BOND            BOND
                                                                                 FUND II         FUND II         FUND II
                                                                              SUB-ACCOUNT (e)  SUB-ACCOUNT    SUB-ACCOUNT (f)
                                                                              --------------- -------------   ---------------
OPERATIONS:
    Net investment income (loss)                                              $    (43,222)   $     46,965    $    170,050
     Capital gains income                                                               --          28,967              --
     Net realized gain (loss) gain on security transactions                       (922,475)        (11,853)         (5,807)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                         176,142         133,346         123,128
                                                                              --------------- -------------   ---------------
     Net increase (decrease) in net assets resulting from operations              (789,555)        197,425         287,371
                                                                              --------------- -------------   ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                     342,449         104,206          39,839
     Net transfers                                                              (3,552,155)      1,255,375       1,488,184
     Surrenders for benefit payments and fees                                   (1,816,630)       (202,089)       (326,137)
                                                                              --------------- -------------   ---------------
     Net increase (decrease) in net assets resulting from unit transactions     (5,026,336)      1,157,492       1,201,886
                                                                              --------------- -------------   ---------------
     Net increase (decrease) in net assets                                      (5,815,891)      1,354,917       1,489,257

 NET ASSETS:
     Beginning of period                                                        11,063,153       1,831,475       3,151,478
                                                                              --------------- -------------   ---------------
     End of period                                                            $  5,247,262    $  3,186,392    $  4,640,735
                                                                              =============== =============   ===============
                                                                                                                HARTFORD
                                                                                 FEDERATED       HARTFORD       AMERICAN
                                                                                  UTILITY      ADVISORS HLS     LEADERS
                                                                                  FUND II       FUND, INC.      HLS FUND
                                                                                SUB-ACCOUNT   SUB-ACCOUNT (g) SUB-ACCOUNT (h)
                                                                              --------------- --------------- ---------------
OPERATIONS:
    Net investment income (loss)                                              $     272,992    $  21,811,001    $      51,302
     Capital gains income                                                                --               --               --
     Net realized gain (loss) gain on security transactions                        (422,406)     (11,238,337)        (216,385)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                       (1,702,173)     (83,445,033)      (2,413,723)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from operations             (1,851,587)     (72,872,369)      (2,578,806)
                                                                              --------------- --------------- ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                       14,110        8,244,543          688,868
     Net transfers                                                                 (562,162)     (29,207,962)         644,844
     Surrenders for benefit payments and fees                                      (634,836)     (68,869,101)      (1,302,616)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from unit transactions      (1,182,888)     (89,832,520)          31,096
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets                                       (3,034,475)    (162,704,889)      (2,547,710)

 NET ASSETS:
     Beginning of period                                                          7,860,113      470,981,929       11,792,311
                                                                              --------------- --------------- ---------------
     End of period                                                            $   4,825,638    $ 308,277,040    $   9,244,601
                                                                              =============== =============== ===============
                                                                                HARTFORD        HARTFORD
                                                                                BLUE CHIP       BLUE CHIP        HARTFORD
                                                                                  STOCK          STOCK II        BOND HLS
                                                                                 HLS FUND        HLS FUND       FUND, INC.
                                                                              SUB-ACCOUNT (i) SUB-ACCOUNT (j) SUB-ACCOUNT (k)
                                                                              --------------- --------------- ---------------
OPERATIONS:
    Net investment income (loss)                                              $  (1,894,126)   $    (191,950)   $   9,353,470
     Capital gains income                                                                --               --          930,125
     Net realized gain (loss) gain on security transactions                      (4,664,300)        (443,152)        (760,660)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (37,501,712)      (3,622,366)      (2,662,359)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from operations            (44,060,138)      (4,257,468)       6,860,576
                                                                              --------------- --------------- ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                    4,356,252          745,515        1,690,860
     Net transfers                                                              (10,048,292)         431,031       11,098,567
     Surrenders for benefit payments and fees                                   (21,141,489)      (1,575,996)     (15,629,402)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from unit transactions     (26,833,529)        (399,450)      (2,839,975)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets                                      (70,893,667)      (4,656,918)       4,020,601

 NET ASSETS:
     Beginning of period                                                        181,908,100       15,302,605       80,529,469
                                                                              --------------- --------------- ---------------
     End of period                                                            $ 111,014,433    $  10,645,687    $  84,550,070
                                                                              =============== =============== ===============
                                                                                 HARTFORD
                                                                                  CAPITAL        HARTFORD          HARTFORD
                                                                               OPPORTUNITIES   GLOBAL EQUITY    GLOBAL LEADERS
                                                                                 HLS FUND        HLS FUND         HLS FUND
                                                                              SUB-ACCOUNT (l) SUB-ACCOUNT (m)  SUB-ACCOUNT (n)
                                                                              --------------- ---------------  ---------------
OPERATIONS:
    Net investment income (loss)                                              $    (199,818)   $     (60,839)   $     184,993
     Capital gains income                                                                --               --       31,049,878
     Net realized gain (loss) gain on security transactions                        (758,752)        (296,821)      (7,243,659)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                       (4,260,078)        (494,916)     (58,152,425)
                                                                              --------------- ---------------  ---------------
     Net increase (decrease) in net assets resulting from operations             (5,218,648)        (852,576)     (34,161,213)
                                                                              --------------- ---------------  ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                    1,009,594          349,988        4,013,925
     Net transfers                                                                  142,563          656,650      (13,249,541)
     Surrenders for benefit payments and fees                                    (1,664,326)        (803,572)     (24,645,072)
                                                                              --------------- ---------------  ---------------
     Net increase (decrease) in net assets resulting from unit transactions        (512,169)         203,066      (33,880,688)
                                                                              --------------- ---------------  ---------------
     Net increase (decrease) in net assets                                       (5,730,817)        (649,510)     (68,041,901)

 NET ASSETS:
     Beginning of period                                                         16,523,185        5,501,967      183,872,758
                                                                              --------------- ---------------  ---------------
     End of period                                                            $  10,792,368    $   4,852,457    $ 115,830,857
                                                                              =============== ===============  ===============

                                                                                 HARTFORD        HARTFORD
                                                                                  GROWTH          GROWTH         HARTFORD
                                                                                AND INCOME     OPPORTUNITIES    HIGH YIELD
                                                                                 HLS FUND        HLS FUND        HLS FUND
                                                                              SUB-ACCOUNT (o) SUB-ACCOUNT (p) SUB-ACCOUNT (q)
                                                                              --------------- --------------- ---------------
OPERATIONS:
    Net investment income (loss)                                              $     462,091    $  (4,928,082)   $   7,805,847
     Capital gains income                                                        17,291,668               --               --
     Net realized gain (loss) gain on security transactions                      (5,396,518)     (20,951,786)      (4,154,340)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (55,047,633)    (106,791,838)      (7,246,803)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from operations            (42,690,392)    (132,671,706)      (3,595,296)
                                                                              --------------- --------------- ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                    3,308,044        9,134,205          792,203
     Net transfers                                                               (9,338,915)     (18,230,625)      (1,956,590)
     Surrenders for benefit payments and fees                                   (27,717,200)     (61,206,444)      (6,491,272)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from unit transactions     (33,748,071)     (70,302,864)      (7,655,659)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets                                      (76,438,463)    (202,974,570)     (11,250,955)

 NET ASSETS:
     Beginning of period                                                        178,572,161      490,590,688       42,140,996
                                                                              --------------- --------------- ---------------
     End of period                                                            $ 102,133,698    $ 287,616,118    $  30,890,041
                                                                              =============== =============== ===============


                                                                                                 HARTFORD        HARTFORD
                                                                                 HARTFORD      INTERNATIONAL   INTERNATIONAL
                                                                                  INDEX           STOCK          STOCK II
                                                                                 HLS FUND        HLS FUND        HLS FUND
                                                                              SUB-ACCOUNT (r) SUB-ACCOUNT (s) SUB-ACCOUNT (t)
                                                                              --------------- --------------- ---------------
OPERATIONS:
    Net investment income (loss)                                              $   2,336,253    $    (239,163)   $    (185,402)
     Capital gains income                                                        13,294,180               --               --
     Net realized gain (loss) gain on security transactions                      (6,336,878)      (5,655,796)      (4,522,652)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (62,353,258)      (1,353,066)         455,604
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from operations            (53,059,703)      (7,248,025)      (4,252,450)
                                                                              --------------- --------------- ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                    5,994,865        2,382,272          569,855
     Net transfers                                                              (14,280,909)      (7,831,560)      (1,539,835)
     Surrenders for benefit payments and fees                                   (30,321,178)      (9,830,225)      (3,770,407)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from unit transactions     (38,607,222)     (15,279,513)      (4,740,387)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets                                      (91,666,925)     (22,527,538)      (8,992,837)

 NET ASSETS:
     Beginning of period                                                        239,696,019       75,967,808       25,578,018
                                                                              --------------- --------------- ---------------
     End of period                                                            $ 148,029,094    $  53,440,270    $  16,585,181
                                                                              =============== =============== ===============
                                                                                HARTFORD
                                                                                INVESTORS
                                                                                  GROWTH
                                                                                 HLS FUND
                                                                              SUB-ACCOUNT (u)
                                                                              ---------------
OPERATIONS:
    Net investment income (loss)                                              $   (136,016)
     Capital gains income                                                               --
     Net realized gain (loss) gain on security transactions                       (335,317)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (2,820,772)
                                                                              ---------------
     Net increase (decrease) in net assets resulting from operations            (3,292,105)
                                                                              ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                     408,470
     Net transfers                                                                 474,330
     Surrenders for benefit payments and fees                                   (1,060,093)
                                                                              ---------------
     Net increase (decrease) in net assets resulting from unit transactions       (177,293)
                                                                              ---------------
     Net increase (decrease) in net assets                                      (3,469,398)

 NET ASSETS:
     Beginning of period                                                        10,913,631
                                                                              ---------------
     End of period                                                            $  7,444,233
                                                                              ===============

                                                                                HARTFORD        HARTFORD          HARTFORD
                                                                                LARGE CAP        MID CAP           MONEY
                                                                                  GROWTH          STOCK           MARKET
                                                                                 HLS FUND        HLS FUND        HLS FUND
                                                                              SUB-ACCOUNT (v) SUB-ACCOUNT (w) SUB-ACCOUNT (x)
                                                                              --------------- --------------- ---------------
OPERATIONS:
    Net investment income (loss)                                              $    (676,165)   $    (503,654)   $   4,138,178
     Capital gains income                                                                --               --               81
     Net realized gain (loss) gain on security transactions                      (3,066,582)      (1,033,558)        (369,750)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (16,376,345)      (4,645,408)      (3,579,551)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from operations            (20,119,092)      (6,182,620)         188,958
                                                                              --------------- --------------- ---------------
 UNIT TRANSACTIONS:
     Purchases                                                                    1,789,637        1,571,117        6,531,836
     Net transfers                                                               (3,400,550)       4,431,109       29,523,107
     Surrenders for benefit payments and fees                                    (6,878,571)      (4,537,572)     (58,953,972)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting from unit transactions      (8,489,484)       1,464,654      (22,899,029)
                                                                              --------------- --------------- ---------------
     Net increase (decrease) in net assets                                      (28,608,576)      (4,717,966)     (22,710,071)

 NET ASSETS:
     Beginning of period                                                         65,931,008       36,451,384      121,774,424
                                                                              --------------- --------------- ---------------
     End of period                                                            $  37,322,432    $  31,733,418    $  99,064,353
                                                                              =============== =============== ===============
                                                                                                                 HARTFORD
                                                                                 HARTFORD        HARTFORD        SMALLCAP
                                                                                MULTISECTOR     SMALL CAP         GROWTH
                                                                               BOND HLS FUND  VALUE HLS FUND     HLS FUND
                                                                              SUB-ACCOUNT (y) SUB-ACCOUNT (z) SUB-ACCOUNT (aa)
                                                                              --------------- --------------- ----------------
OPERATIONS:
    Net investment income (loss)                                              $   1,183,324    $    (460,319)   $  (1,740,539)
     Capital gains income                                                                --        8,477,200               --
     Net realized gain (loss) gain on security transactions                         (70,812)      (3,181,323)      (8,966,900)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                         (576,430)     (20,101,572)     (38,254,706)
                                                                              --------------- --------------- ----------------
     Net increase (decrease) in net assets resulting from operations                536,082      (15,266,014)     (48,962,145)
                                                                              --------------- --------------- ----------------
 UNIT TRANSACTIONS:
     Purchases                                                                    1,021,740        3,378,151        4,744,217
     Net transfers                                                                  115,081          146,324       (6,760,289)
     Surrenders for benefit payments and fees                                    (4,458,243)     (10,857,584)     (19,661,270)
                                                                              --------------- --------------- ----------------
     Net increase (decrease) in net assets resulting from unit transactions      (3,321,422)      (7,333,109)     (21,677,342)
                                                                              --------------- --------------- ----------------
     Net increase (decrease) in net assets                                       (2,785,340)     (22,599,123)     (70,639,487)

 NET ASSETS:
     Beginning of period                                                         26,249,109       85,734,476      171,341,640
                                                                              --------------- --------------- ----------------
     End of period                                                            $  23,463,769    $  63,135,353    $ 100,702,153
                                                                              --------------- --------------- ----------------
                                                                              =============== =============== ================
                                                                                 HARTFORD         HARTFORD            ING
                                                                              U.S. GOVERNMENT       VALUE         VP EMERGING
                                                                                SECURITIES      OPPORTUNIITES       MARKETS
                                                                                 HLS FUND         HLS FUND            FUND
                                                                              SUB-ACCOUNT (bb) SUB-ACCOUNT (cc) SUB-ACCOUNT (dd)
                                                                              ---------------- ---------------- ----------------
OPERATIONS:
    Net investment income (loss)                                              $   5,502,987    $    (442,935)   $        (276)
     Capital gains income                                                                --        1,871,567               --
     Net realized gain (loss) gain on security transactions                         (11,730)      (3,041,835)          (7,811)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                        9,688,398      (23,771,553)          (2,913)
                                                                              ---------------- ---------------- ----------------
     Net increase (decrease) in net assets resulting from operations             15,179,655      (25,384,756)         (11,000)
                                                                              ---------------- ---------------- ----------------

 UNIT TRANSACTIONS:
     Purchases                                                                    5,231,383        2,914,230               --
     Net transfers                                                               49,884,920       (5,846,917)          21,013
     Surrenders for benefit payments and fees                                   (31,738,407)     (12,674,136)         (12,025)
                                                                              ---------------- ---------------- ----------------
     Net increase (decrease) in net assets resulting from unit transactions      23,377,896      (15,606,823)           8,988
                                                                              ---------------- ---------------- ----------------
     Net increase (decrease) in net assets                                       38,557,551      (40,991,579)          (2,012)

 NET ASSETS:
     Beginning of period                                                        156,211,967      101,483,954           27,368
                                                                              ---------------- ---------------- ----------------
     End of period                                                            $ 194,769,518    $  60,492,375    $      25,356
                                                                              ================ ================ ================
                                                                                   ING           INVESCO
                                                                                VP NATURAL       HEALTH         INVESCO
                                                                                RESOURCES        SCIENCE       TECHNOLOGY
                                                                                  TRUST            FUND           FUND
                                                                              SUB-ACCOUNT (ee) SUB-ACCOUNT    SUB-ACCOUNT
                                                                              ---------------- ------------   -----------
OPERATIONS:
    Net investment income (loss)                                              $      (905)     $      (611)   $   (16,842)
     Capital gains income                                                              --               --             --
     Net realized gain (loss) gain on security transactions                       (76,594)        (177,353)    (1,746,737)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                         52,056         (732,390)      (760,931)
                                                                              ---------------- ------------   -----------
     Net increase (decrease) in net assets resulting from operations              (25,443)        (910,354)    (2,524,510)
                                                                              ---------------- ------------   -----------
 UNIT TRANSACTIONS:
     Purchases                                                                         --           17,887         46,155
     Net transfers                                                                (14,173)        (459,973)    (1,015,660)
     Surrenders for benefit payments and fees                                    (179,611)        (455,660)      (909,125)
                                                                              ---------------- ------------   -----------
     Net increase (decrease) in net assets resulting from unit transactions      (193,784)        (897,746)    (1,878,630)
                                                                              ---------------- ------------   -----------
     Net increase (decrease) in net assets                                       (219,227)      (1,808,100)    (4,403,140)

 NET ASSETS:
     Beginning of period                                                          325,049        3,926,765      6,604,224
                                                                              ---------------- ------------   -----------
     End of period                                                            $   105,822      $ 2,118,665    $ 2,201,084
                                                                              ================ ============   ===========

                                                                                                 KELMOORE       KELMOORE
                                                                                                 STRATEGY       STRATEGY
                                                                                  INVESCO        VARIABLE       VARIABLE
                                                                                EQUITY FUND     EAGLE FUND        FUND
                                                                              SUB-ACCOUNT (ff)  SUB-ACCOUNT    SUB-ACCOUNT
                                                                              ---------------- ------------   ------------
OPERATIONS:
    Net investment income (loss)                                                $    57,875    $    45,848    $   135,820
     Capital gains income                                                                --             --             --
     Net realized gain (loss) gain on security transactions                        (208,679)        (3,806)        (8,309)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                         (415,679)      (464,085)    (1,072,922)
                                                                                -------------- ------------   ------------
     Net increase (decrease) in net assets resulting from operations               (566,483)      (422,043)      (945,411)
                                                                                -------------- ------------   ------------
 UNIT TRANSACTIONS:
     Purchases                                                                       10,199      1,388,221      1,611,915
     Net transfers                                                                  149,290         35,141        (35,141)
     Surrenders for benefit payments and fees                                      (746,280)      (103,904)      (380,614)
                                                                                -------------- ------------   ------------
     Net increase (decrease) in net assets resulting from unit transactions        (586,791)     1,319,458      1,196,160
                                                                                -------------- ------------   ------------
     Net increase (decrease) in net assets                                       (1,153,274)       897,415        250,749

 NET ASSETS:
     Beginning of period                                                          3,162,471      1,045,540      5,115,132
                                                                                -------------- ------------   ------------
     End of period                                                              $ 2,009,197    $ 1,942,955    $ 5,365,881
                                                                                ============== ============   ============
                                                                               MFS EMERGING        MFS         MFS STRATEGIC
                                                                                  GROWTH       HIGH INCOME        INCOME
                                                                                  SERIES          SERIES          SERIES
                                                                               SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (gg)
                                                                              -------------   -------------   ----------------
OPERATIONS:
    Net investment income (loss)                                              $   (111,099)   $    444,493    $     11,827
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                     (1,326,785)       (163,271)        (11,042)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                      (3,006,240)       (207,105)          3,986
                                                                              -------------   -------------   ----------------
     Net increase (decrease) in net assets resulting from operations            (4,444,124)         74,117           4,771
                                                                              -------------   -------------   ----------------
 UNIT TRANSACTIONS:
     Purchases                                                                      75,911           5,391          11,409
     Net transfers                                                              (1,496,218)       (297,128)        (22,609)
     Surrenders for benefit payments and fees                                   (1,505,818)     (1,203,242)         (6,478)
                                                                              -------------   -------------   ----------------
     Net increase (decrease) in net assets resulting from unit transactions     (2,926,125)     (1,494,979)        (17,678)
                                                                              -------------   -------------   ----------------
     Net increase (decrease) in net assets                                      (7,370,249)     (1,420,862)        (12,907)

 NET ASSETS:
     Beginning of period                                                        14,166,320       7,314,752          62,668
                                                                              -------------   -------------   ----------------
     End of period                                                            $  6,796,071    $  5,893,890    $     49,761
                                                                              =============   =============   ================
                                                                               MONTGOMERY
                                                                                VARIABLE
                                                                                 SERIES:
                                                                                EMERGING
                                                                              MARKETS FUND
                                                                              SUB-ACCOUNT
                                                                              -----------
Operations:
    Net investment income (loss)                                              $  (4,147)
     Capital gains income                                                            --
     Net realized gain (loss) gain on security transactions                     246,407
     Net unrealized appreciation (depreciation) of investments
         during the period                                                     (219,259)
                                                                              -----------
     Net increase (decrease) in net assets resulting from operations             23,001
                                                                              -----------

 Unit transactions:
     Purchases                                                                   16,931
     Net transfers                                                              250,076
     Surrenders for benefit payments and fees                                  (263,296)
                                                                              -----------
     Net increase (decrease) in net assets resulting from unit transactions       3,711
                                                                              -----------
     Net increase (decrease) in net assets                                       26,712

 Net assets:
     Beginning of period                                                        770,543
                                                                              -----------
     End of period                                                            $ 797,255
                                                                              ===========

                                                                                NEUBERGER
                                                                                 BERMAN
                                                                               AMT LIMITED   NEUBERGER
                                                                                MATURITY     BERMAN AMT       SAFECO
                                                                                  BOND        PARTNERS        EQUITY
                                                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                              ------------   -----------    -----------
OPERATIONS:
    Net investment income (loss)                                              $    69,753    $     1,736    $    12,989
     Capital gains income                                                              --             --             --
     Net realized gain (loss) gain on security transactions                         7,029        (59,036)       (94,317)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                        (14,713)      (278,458)      (638,848)
                                                                              ------------   -----------    -----------
     Net increase (decrease) in net assets resulting from operations               62,069       (335,758)      (720,176)
                                                                              ------------   -----------    -----------
 UNIT TRANSACTIONS:
     Purchases                                                                     25,805          7,463         32,531
     Net transfers                                                                182,082        116,834         53,952
     Surrenders for benefit payments and fees                                    (598,466)      (392,398)      (245,979)
                                                                              ------------   -----------    -----------
     Net increase (decrease) in net assets resulting from unit transactions      (390,579)      (268,101)      (159,496)
                                                                              ------------   -----------    -----------
     Net increase (decrease) in net assets                                       (328,510)      (603,859)      (879,672)

 NET ASSETS:
     Beginning of period                                                        1,317,290      1,560,953      2,701,050
                                                                              ------------   -----------    -----------
     End of period                                                            $   988,780    $   957,094    $ 1,821,378
                                                                              ============   ===========    ===========
                                                                             SAFECO GROWTH     SCUDDER       THE STRONG
                                                                             OPPORTUNITIES  INTERNATIONAL    DISCOVERY
                                                                               PORTFOLIO      PORTFOLIO       FUND II
                                                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                             -------------  -------------   -----------
OPERATIONS:
    Net investment income (loss)                                              $   (15,731)   $   (11,302)   $    (1,831)
     Capital gains income                                                          14,168             --             --
     Net realized gain (loss) gain on security transactions                      (247,219)      (412,817)       (69,088)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                     (1,501,506)      (234,210)        11,244
                                                                             -------------  -------------   -----------
     Net increase (decrease) in net assets resulting from operations           (1,750,288)      (658,329)       (59,675)
                                                                             -------------  -------------   -----------
 UNIT TRANSACTIONS:
     Purchases                                                                     16,115         19,075          5,423
     Net transfers                                                               (609,707)      (294,125)      (294,370)
     Surrenders for benefit payments and fees                                  (1,193,354)      (878,471)      (109,529)
                                                                             -------------  -------------   -----------
     Net increase (decrease) in net assets resulting from unit transactions    (1,786,946)    (1,153,521)      (398,476)
                                                                             -------------  -------------   -----------
     Net increase (decrease) in net assets                                     (3,537,234)    (1,811,850)      (458,151)

 NET ASSETS:
     Beginning of period                                                        5,932,183      4,004,824        458,151
                                                                             -------------  -------------   -----------
     End of period                                                            $ 2,394,949    $ 2,192,974    $        --
                                                                             =============  =============   ===========
                                                                             THE STRONG      THE STRONG        VAN ECK
                                                                            INTERNATIONAL      MID CAP        WORLDWIDE
                                                                                STOCK          GROWTH            BOND
                                                                               FUND II        FUND II         FUND FUND
                                                                             SUB-ACCOUNT  SUB-ACCOUNT (hh)   SUB-ACCOUNT
                                                                            ------------- ----------------   -----------
OPERATIONS:
    Net investment income (loss)                                              $  22,403      $    (996)       $  (1,121)
     Capital gains income                                                            --             --               --
     Net realized gain (loss) gain on security transactions                    (241,312)      (110,244)          10,147
     Net unrealized appreciation (depreciation) of investments
         during the period                                                       20,017        (45,919)          43,947
                                                                            ------------- ----------------   -----------
     Net increase (decrease) in net assets resulting from operations           (198,892)      (157,159)          52,973
                                                                            ------------- ----------------   -----------
 UNIT TRANSACTIONS:
     Purchases                                                                   27,950          1,591          316,592
     Net transfers                                                             (607,539)       377,929          (83,886)
     Surrenders for benefit payments and fees                                  (210,136)        (3,938)         (64,388)
                                                                            ------------- ----------------   -----------
     Net increase (decrease) in net assets resulting from unit transactions    (789,725)       375,582          168,318
                                                                            ------------- ----------------   -----------
     Net increase (decrease) in net assets                                     (988,617)       218,423          221,291

 NET ASSETS:
     Beginning of period                                                        988,617        163,254          176,925
                                                                            ------------- ----------------   -----------
     End of period                                                            $      --      $ 381,677        $ 398,216
                                                                            ============= ================   ===========
                                                                                 VAN ECK       WELLS FARGO
                                                                                WORLDWIDE         ASSET        WELLS FARGO
                                                                                  HARD          ALLOCATION      CORPORATE
                                                                               ASSETS FUND        FUND          BOND FUND
                                                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                              -------------   -------------   -------------
OPERATIONS:
    Net investment income (loss)                                              $       (313)   $     43,983    $  1,287,569
     Capital gains income                                                               --          61,555          45,729
     Net realized gain (loss) gain on security transactions                        (41,395)       (134,931)       (157,711)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                          16,299        (926,022)        440,723
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from operations               (25,409)       (955,415)      1,616,310
                                                                              -------------   -------------   -------------
 UNIT TRANSACTIONS:
     Purchases                                                                          --          81,453         150,252
     Net transfers                                                                 202,832         326,214      (2,111,432)
     Surrenders for benefit payments and fees                                     (186,383)       (740,159)     (5,235,923)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from unit transactions         16,449        (332,492)     (7,197,103)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets                                          (8,960)     (1,287,907)     (5,580,793)

 NET ASSETS:
     Beginning of period                                                           113,058       6,876,769      30,560,590
                                                                              -------------   -------------   -------------
     End of period                                                            $    104,098    $  5,588,862    $ 24,979,797
                                                                              =============   =============   =============
                                                                               WELLS FARGO     WELLS FARGO
                                                                                 EQUITY          EQUITY        WELLS FARGO
                                                                               INCOME FUND     VALUE FUND      GROWTH FUND
                                                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                              -------------   -------------   -------------
OPERATIONS:
    Net investment income (loss)                                              $    125,305    $        692    $     (4,469)
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                     (2,192,668)        (21,858)        (59,891)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                     (13,601,016)       (211,676)        (55,276)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from operations           (15,668,379)       (232,842)       (119,636)
                                                                              -------------   -------------   -------------
 UNIT TRANSACTIONS:
     Purchases                                                                     187,964           5,870           2,400
     Net transfers                                                              (4,286,671)        421,452          17,895
     Surrenders for benefit payments and fees                                  (13,682,110)       (117,254)        (28,231)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from unit transactions    (17,780,817)        310,068          (7,936)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets                                     (33,449,196)         77,226        (127,572)

 NET ASSETS:
     Beginning of period                                                        84,729,110         749,601         455,753
                                                                              -------------   -------------   -------------
     End of period                                                            $ 51,279,914    $    826,827    $    328,181
                                                                              =============   =============   =============

                                                                                               WELLS FARGO
                                                                               WELLS FARGO        LARGE        WELLS FARGO
                                                                              INTERNATIONAL      COMPANY        SMALL CAP
                                                                               EQUITY FUND     GROWTH FUND     GROWTH FUND
                                                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                              -------------   -------------   -------------
Operations:
    Net investment income (loss)                                              $       (731)   $   (462,642)   $   (103,153)
     Capital gains income                                                               --              --              --
     Net realized gain (loss) gain on security transactions                         (6,401)     (1,994,022)     (1,152,943)
     Net unrealized appreciation (depreciation) of investments
         during the period                                                          (8,369)    (10,240,508)     (2,871,647)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from operations               (15,501)    (12,697,172)     (4,127,743)
                                                                              -------------   -------------   -------------
 Unit transactions:
     Purchases                                                                          35         200,335          79,658
     Net transfers                                                                  80,049      (2,663,220)       (173,386)
     Surrenders for benefit payments and fees                                      (19,458)     (6,979,043)     (1,650,806)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets resulting from unit transactions         60,626      (9,441,928)     (1,744,534)
                                                                              -------------   -------------   -------------
     Net increase (decrease) in net assets                                          45,125     (22,139,100)     (5,872,277)

 Net assets:
     Beginning of period                                                            41,173      47,349,280      11,244,426
                                                                              -------------   -------------   -------------
     End of period                                                            $     86,298    $ 25,210,180    $  5,372,149
                                                                              =============   =============   =============

(a) Formerly AIM V.I. International Equity Fund Sub-Account, respectively. Change effective May 01, 2002.
(b) Formerly AIM V.I. Value Fund Sub-Account, respectively. Change effective May 01, 2002.
(c) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.
(d) Formerly Federated Insurance Series- Large Cap II Fund, respectively. Change effective April 26, 2002.
(e) Effective October 04, 2002, Federated Small Cap Strategies Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.
(f) Formerly Federated Insurance Series- Strategic Income II Fund, respectively. Change effective April 26, 2002.
(g) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account
(h) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.
(i) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.
(j) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.
(k) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account
(l) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.
(m) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.
(n) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account
(o) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account
(p) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.
(q) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account
(r) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account
(s) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.
(x) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account
(y) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.
(z) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.
(aa) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.
(bb) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.
(cc) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.
(dd) Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.
(ee) Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.
(ff) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.
(gg) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.
(hh) From inception, April 26, 2002 to December 31, 2002.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------

                                                              2002
                                                       (unaudited)         2001
 -----------------------------------------------------------------------------------
                                                       (In thousands, except share
                                                                  data)
 ASSETS
   Investments:
     Fixed maturities, at fair value (amortized
      cost 2002 -- $2,963,495;
      2001 -- $2,744,158                                $3,092,247      $ 2,785,442
     Equity securities, at fair value (cost
      2002 -- $128,908; 2001 -- $114,049)                  125,882          115,348
     Mortgage loans on real estate, less allowance
      for possible losses
      (2002 -- $13,228, 2001 -- $13,118)                   595,822          655,211
     Policy loans                                           10,199            9,935
     Short-term investments                                154,343          258,790
     Real estate and other investments                      61,619           64,424
 -----------------------------------------------------------------------------------
                                                         4,040,112        3,889,150
 -----------------------------------------------------------------------------------
   Cash and cash equivalents                                10,283           11,704
   Receivables:
     Uncollected premiums                                   66,875           63,080
     Reinsurance recoverable on unpaid and paid
      losses                                             1,117,542        1,104,617
     Other                                                  11,664           34,027
 -----------------------------------------------------------------------------------
                                                         1,196,081        1,201,724
 -----------------------------------------------------------------------------------
   Accrued investment income                                51,695           50,999
   Deferred policy acquisition costs                       122,591          108,406
   Property and equipment at cost, less accumulated
    depreciation                                             4,116            4,972
   Deferred federal income taxes                           159,375          193,022
   Other assets                                              7,442           12,780
   Due from affiliates                                      21,639           12,044
   Goodwill, less accumulated amortization
    (2002 -- $5,720 2001 -- $5,720)                        171,788          167,992
   Assets held in separate accounts                      3,023,242        4,372,559
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $8,808,364      $10,025,352
 -----------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------

                                                              2002
                                                       (unaudited)         2001
 -----------------------------------------------------------------------------------
                                                       (In thousands, except share
                                                                  data)
 POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
  EQUITY
   Policy reserves and liabilities:
     Future policy benefit reserves:
       Traditional and pre-need life insurance          $1,860,905      $ 1,796,952
       Interest sensitive and investment products        1,019,915        1,052,932
       Accident and health                               1,217,404        1,110,436
 -----------------------------------------------------------------------------------
                                                         4,098,224        3,960,320
 -----------------------------------------------------------------------------------
     Unearned revenues                                      48,795           54,811
     Other policy claims and benefits payable              254,390          265,702
     Policyholder dividends payable                          2,023            2,023
 -----------------------------------------------------------------------------------
                                                         4,403,432        4,282,856
 -----------------------------------------------------------------------------------
     Accrued expenses                                       92,264           92,783
     Current income taxes payable                            4,904           80,306
     Other liabilities                                     120,255          106,220
     Deferred gain on reinsurance ceded                    323,551          369,833
     Liabilities related to separate accounts            3,023,242        4,372,559
 -----------------------------------------------------------------------------------
              TOTAL POLICY RESERVES AND LIABILITIES      7,967,648        9,304,557
 -----------------------------------------------------------------------------------
   Shareholder's equity:
     Common stock, $5 par value: authorized, issued
      and outstanding
      shares -- 1,000,000                                    5,000            5,000
     Additional paid-in capital                            516,570          516,570
     Retained earnings                                     235,664          170,811
     Unrealized gain on available-for-sale
      securities (net of deferred taxes
      2002 -- $45,643; 2001 -- $16,099)                     84,766           29,899
     Unrealized loss due to foreign currency
      exchange                                              (1,284)          (1,485)
 -----------------------------------------------------------------------------------
                         TOTAL SHAREHOLDER'S EQUITY        840,716          720,795
 -----------------------------------------------------------------------------------
          TOTAL POLICY RESERVES AND LIABILITIES AND
                               SHAREHOLDER'S EQUITY     $8,808,364      $10,025,352
 -----------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                              2002              2001
                                                       (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 REVENUES:
   Insurance operations:
   Traditional and pre-need life insurance premiums     $  383,287        $  376,069
   Interest sensitive and investment product policy
    charges                                                  1,953            46,371
   Accident and health insurance premiums                  883,529           750,082
 --------------------------------------------------------------------------------------
                                                         1,268,769         1,172,522
 --------------------------------------------------------------------------------------
   Net investment income                                   196,031           228,140
   Net realized gains (losses) on investments              (41,736)            8,483
   Amortization of gain on reinsured business               46,282            33,883
   Other income                                              7,502            12,492
 --------------------------------------------------------------------------------------
                                     TOTAL REVENUES      1,476,848         1,455,520
 --------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
     Traditional and pre-need life insurance               332,246           317,292
     Interest sensitive investment products                  4,470            35,385
     Accident and health claims                            656,086           574,773
 --------------------------------------------------------------------------------------
                                                           992,802           927,450
 --------------------------------------------------------------------------------------
   Policyholder dividends                                      167               875
   Amortization of deferred policy acquisition
    costs                                                   35,120            44,096
   Insurance commissions                                   119,461           109,180
   General and administrative expenses                     233,658           220,711
 --------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES      1,381,208         1,302,312
 --------------------------------------------------------------------------------------
 Income before income taxes                                 95,640           153,208
 Income tax expense
 Current                                                    23,383           168,215
 Deferred                                                    7,408          (115,736)
 --------------------------------------------------------------------------------------
                                                            30,791            52,479
 --------------------------------------------------------------------------------------
                                         NET INCOME     $   64,849        $  100,729
 --------------------------------------------------------------------------------------
 OTHER COMPREHENSIVE LOSS:
 Unrealized (loss) gain on investments                      55,072            49,695
 --------------------------------------------------------------------------------------
                               COMPREHENSIVE INCOME     $  119,921        $  150,424
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                      THREE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                             2002              2001
                                                      (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 REVENUES:
   Insurance operations:
   Traditional and pre-need life insurance premiums      $125,469          $121,758
   Interest sensitive and investment product policy
    charges                                                   541             3,290
   Accident and health insurance premiums                 296,208           255,065
 --------------------------------------------------------------------------------------
                                                          422,218           380,113
 --------------------------------------------------------------------------------------
   Net investment income                                   66,449            73,500
   Net realized gains (losses) on investments             (19,426)           10,132
   Amortization of gain on reinsured business              15,402            16,362
   Other income                                             2,119             3,934
 --------------------------------------------------------------------------------------
                                     TOTAL REVENUES       486,762           484,041
 --------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
     Traditional and pre-need life insurance              108,435           100,581
     Interest sensitive investment products                 1,159             4,451
     Accident and health claims                           218,995           191,279
 --------------------------------------------------------------------------------------
                                                          328,589           296,311
 --------------------------------------------------------------------------------------
   Policyholder dividends                                     572               116
   Amortization of deferred policy acquisition
    costs                                                  13,295            11,872
   Insurance commissions                                   33,741            40,047
   General and administrative expenses                     76,205            70,152
 --------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES       452,402           418,498
 --------------------------------------------------------------------------------------
 Income before income taxes                                34,360            65,543
 Income tax expense
 Current                                                   24,184            18,034
 Deferred                                                 (12,816)            4,112
 --------------------------------------------------------------------------------------
                                                           11,368            22,146
 --------------------------------------------------------------------------------------
                                         NET INCOME      $ 22,992          $ 43,397
 --------------------------------------------------------------------------------------
 OTHER COMPREHENSIVE LOSS:
 Unrealized gain (loss) on investments                     77,488            33,456
 --------------------------------------------------------------------------------------
                               COMPREHENSIVE INCOME      $100,480          $ 76,853
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                               2002              2001
                                                        (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                           $    64,849       $   100,729
   Adjustments to reconcile net income to net cash
    provided by operating activities:
     Provision for depreciation and amortization of
      goodwill                                                1,003             2,349
     Amortization of gain on reinsured business             (46,282)          (33,883)
     Amortization of investment (discounts)
      premiums, net                                          (1,688)             (534)
     Net realized losses (gains) on sold
      investments                                            41,736            (8,483)
     Policy acquisition costs deferred                      (49,220)          (61,395)
     Amortization of deferred policy acquisition
      costs                                                  35,120            44,096
     Provision for deferred federal income taxes              7,408          (115,736)
     (Decrease) increase in income taxes payable            (73,358)          166,935
     Change in receivables, accrued investment
      income, unearned premiums, accrued expenses,
      other assets, due to and from affiliates and
      other liabilities                                       7,260            66,199
     Increase in future policy benefit reserves for
      traditional, interest sensitive and accident
      and health policies                                   137,696            65,798
     Decrease in other policy claims and benefits
      and policyholder dividends payable                    (11,312)             (797)
     Gain on sale of property and equipment                      --            (2,782)
 --------------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES         113,212           222,496
 --------------------------------------------------------------------------------------
 CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of fixed maturity investments               (1,572,410)       (1,120,226)
   Sales and repayments of fixed maturity
    investments                                           1,309,567         1,363,064
   Increase (decrease) in short-term investments            104,447          (362,904)
   Purchases of other investments                           (69,225)         (280,301)
   Sales of other investments                               120,614           333,399
   (Purchases) sales of property and equipment                 (147)           20,670
   Cash disbursed pursuant to reinsurance agreement          (6,697)           (1,605)
 --------------------------------------------------------------------------------------
              NET CASH USED IN INVESTING ACTIVITIES        (113,851)          (47,903)
 --------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES:
   Activities related to investment products:
     Considerations received                                     --            43,713
     Surrenders and death benefits                               --           (79,329)
     Dividends paid                                              --           (75,000)
     Interest credited to policyholders                          --             7,174
   Change in foreign exchange rate                             (782)            4,035
 --------------------------------------------------------------------------------------
              NET CASH USED IN FINANCING ACTIVITIES            (782)          (99,407)
 --------------------------------------------------------------------------------------
 (Decrease) increase in cash and cash equivalents            (1,421)           75,186
 Cash and cash equivalents at beginning of year              11,704            17,084
 --------------------------------------------------------------------------------------
           CASH AND CASH EQUIVALENTS AT END OF YEAR     $    10,283       $    92,270
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                         2002              2001
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
  ACTIVITIES:
   Assets and liabilities transferred in
    reinsurance transactions:
     Cessations of FFG in 2001
       Non-cash assets (ceded) received:
         Compensation for ceded liabilities              $    --         $  (500,000)
         Fixed maturities                                     --            (161,579)
         Other investments                                    --            (196,987)
         Capital gains on assets transferred                  --               4,988
         Other assets                                         --             (19,597)
         Deferred acquisition costs                           --            (441,555)
 --------------------------------------------------------------------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED      $    --         $(1,314,730)
 --------------------------------------------------------------------------------------
       Non-cash liabilities ceded (assumed):
         Ceding commission                               $    --         $   500,000
         Future policy benefit reserves                       --           1,049,136
         Claim liabilities and dividends payable              --              14,928
         Unearned premium reserves                            --                 241
         Separate accounts seed money liability               --             (21,387)
         Other liabilities                                    --             (24,996)
         Proceeds reallocation                                --             198,750
 --------------------------------------------------------------------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)      $    --         $ 1,716,672
 --------------------------------------------------------------------------------------
       Deemed dividend to parent                         $    --         $  (198,750)
       Deferred tax asset                                     --              69,633
 --------------------------------------------------------------------------------------
                      NET DEEMED DIVIDEND TO PARENT      $    --         $  (129,117)
 --------------------------------------------------------------------------------------
     Assumptions of Protective DBD in 2001 and UFL
      in 1999:
       Non-cash assets assumed:
         Goodwill and intangibles                        $(3,796)        $        --
         Other assets                                      1,435                  --
         Federal income tax recoverable                   (2,044)                 --
 --------------------------------------------------------------------------------------
                               TOTAL ASSETS ASSUMED      $(4,405)        $        --
 --------------------------------------------------------------------------------------
       Non-cash liabilities assumed
     Future policy benefit reserves                      $   208         $        --
     Accrued expenses and other liabilities               (2,500)                 --
 --------------------------------------------------------------------------------------
                          TOTAL LIABILITIES ASSUMED      $(2,292)        $        --
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

GENERAL: The accompanying unaudited financial statements of Fortis Benefits Insurance Company contain all adjustments necessary to present fairly the balance sheet as of September 30, 2002 and the related statement of income for the nine months ended September 30, 2002 and 2001, and cash flows for the nine months ended September 30, 2002 and 2001.

Income tax payments were $98,763 and $1,323 for the nine months ended September 30, 2002 and 2001, respectively.

The classification of fixed maturity investments is to be made at the time of purchase and, prospectively, that classification is expected to be reevaluated as of each balance sheet date. At September 30, 2002, all fixed maturity and equity securities are classified as available-for-sale and carried at fair value.

The amortized cost and fair values of investments available-for sale were as follows at September 30, 2002:

                                                                Gross              Gross
                                           Amortized          Unrealized         Unrealized
                                              Cost              Gains              Losses           Fair Value
                                           -------------------------------------------------------------------
  Fixed maturities:
    Governments                            $  164,696          $ 12,771           $    60           $  177,407
    Public utilities                          251,017            18,468            10,318              259,167
    Industrial and miscellaneous            2,009,424           153,778            70,103            2,093,099
    Other                                     538,358            24,233                17              562,574
                                           -------------------------------------------------------------------
Total fixed maturities                      2,963,495           209,250            80,498            3,092,247
                                           -------------------------------------------------------------------
  Equity securities                           128,908             6,604             9,630              125,882
                                           -------------------------------------------------------------------
                                    TOTAL  $3,092,403          $215,854           $90,128           $3,218,129
                                           -------------------------------------------------------------------

The amortized cost and fair value in fixed maturities at September 30, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $   61,569         $   62,106
Due after one year through five years                            326,016            343,270
Due after five years through ten years                           931,356            964,955
Due after ten years                                            1,644,554          1,721,916
                                                              -----------------------------
                                                       TOTAL  $2,963,495         $3,092,247
                                                              -----------------------------

Proceeds from sales of investments in fixed maturities in the nine-month period ended September 30, 2002 and September 30, 2001 were $1,309,567 and $1,363,064 respectively. Gross gains of $23,260 and $33,882 and gross losses of $68,180 and $37,092 were realized during the nine month periods ended September 30, 2002 and 2001, respectively.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 37.0% of outstanding principal is concentrated in the states of New York, California and Florida, at September 30, 2002. The Company has a diversified loan portfolio with a small average size, which greatly reduces any loss exposure. The Company has established a reserve for mortgage loans.

Effective as of July 1, 2001, Fortis Benefits Insurance Company, a Minnesota insurance company ("FBIC"), completed a merger in which Pierce National Life Insurance Company, a California insurance company ("PNL"), merged with and into FBIC (the "Merger"). Immediately prior to the Merger, both FBIC and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. The PNL business is primarily pre-need life insurance designed to pre-fund funeral expenses and is sold as individual life and annuity products. The transaction will be accounted for as a statutory merger.

Disposal of Fortis Financial Group (the "Division"): On April 1, 2001,
Fortis, Inc. completed the sale (the "Sale") of its Division to The Hartford Financial Services Group ("Hartford") for
$1.12 billion. The Division includes, among other blocks of business, certain individual life insurance policies (including variable universal life insurance policies) and all annuity contracts (collectively, the "Insurance Contracts") written by the Company and some of its affiliates.

To effect the Sale as it relates to the Company, Hartford reinsured the Insurance Contracts on a 100% coinsurance basis, with the variable products on a modified coinsurance basis, and agreed to administer the Insurance Contracts prospectively. The Company received $500 million as part of the reinsurance agreement. The Sale also included Hartford's purchase of certain real and personal property owned by the Company and used in connection with the Division's business for which the Company received $21 million.

The $1.12 billion purchase price was reallocated amongst the Company and other affiliates involved in the sale. The Sale resulted in a pre-tax deferred gain of approximately $395 million for the Company. The deferred gain will be amortized at the rate that earnings from the business sold would have been expected to emerge. Amortization of $43,670 has been included in income during the nine months ended September 30, 2002. The Company ceded $236,009 of premiums and $908,753 of reserves to Hartford through September 30, 2002.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $75,000 of reserves, $244,000 of assets including $147,000 of goodwill, and paid net cash of approximately $169,000 as of December 31, 2001.

Net Investment Income and Net Realized (Losses) Gains on Investments: Major categories of net investment income and realized (losses) gains on investments for the first nine months of each year were as follows:

                                                                                    Realized Gain (Loss)
                                                    Investment Income                  on Investments
                                                ----------------------------------------------------------
                                                    2002             2001             2002            2001
                                                ----------------------------------------------------------
  Fixed maturities                              $152,072         $166,833         $(44,920)        $(3,210)
  Preferred stocks                                 4,687            1,784              (66)             61
  Common stocks                                    3,490            9,658            2,400             815
  Mortgage loans on real estate                   39,142           50,595              919           7,810
  Policy loans                                       422            2,010               --              --
  Short-term investments                             178              846              (69)           (110)
  Real estate and other investments                1,945            1,219               --           3,117
                                                ----------------------------------------------------------
                                                 201,936          232,945          (41,736)          8,483
                                                                                  ------------------------
  Expenses                                        (5,905)          (4,805)
                                                -------------------------
                                                $196,031         $228,140
                                                -------------------------

FORTIS BENEFITS INSURANCE COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS
SEPTEMBER 30, 2002 COMPARED TO SEPTEMBER 30, 2001

 -----------------------------------------------------------------------------

REVENUES

Fortis Benefits Insurance Company (the "Company") distributes its products through a network of independent agents, brokers and financial institutions. The Company's major products offered are group dental, group disability, group medical, group life, pre-need annuity and life and accidental death coverages.

On December 31, 2001, the Company purchased (the "Purchase") the Dental Benefits Division of Protective Life Corporation ("Protective"). The Purchase includes primarily group dental products. The Company reinsured this business on a 100% coinsurance basis and will perform all administration activities. The Company assumed approximately $75 million of reserves, $244 million of assets including $147 million of goodwill, and paid net cash of approximately $169 million.

The purchase of the Protective business accounts for a $153 million increase in accident and health premiums from September 30, 2001 to September 30, 2002. During 2001, the Company began offering a new accidental death product through financial institutions. This business represents 6.6% and 3.6% of total accident and health premium as of September 30, 2002 and 2001 respectively. Rate increases in the group medical line resulted in a 19% decrease of group medical premium due to non-renewal of existing business and lower new sales.

Strong sales in the pre-need annuity and life line resulted in an increase of pre-need premium from nine months ended September 30, 2001 to nine months ended September 30, 2002 of 5%. On April 1, 2001, the Company entered into a coinsurance agreement with Hartford Financial Services Group ("Hartford") whereby the Company ceded the Investment Product block of business to the Hartford. Premium on this business represented 0% and 3.7% of total Company premium income for nine months ended September 30, 2002 and 2001, respectively.

The Company continues to match investment portfolio composition to liquidity needs and capital requirements. Changes in interest rates during 2002 and 2001 resulted in recognition of realized gains and losses upon sales of securities. The Company had net capital losses from fixed maturity investments of $44.9 million and $3.2 million for the first nine months of 2002 and 2001, respectively.

BENEFITS

The total year-to-date policyholder benefit to premium ratio decreased from 79.1% to 78.2% from September 30, 2001 to September 30, 2002. The group dental, group disability, group medical, group life and pre-need benefit to premium ratios for the nine months ended September 30, were 73%, 88%, 65%, 75% and 102% respectively in 2002 and 75%, 86%, 75%, 73% and 100% respectively in 2001. Group disability claim incidence is higher and terminations lower during the nine months ended September 30, 2002 as compared to the same period ended
September 30, 2001. The 10% decrease in the group medical benefit to premium ratio during the nine months of 2002 compared to the same period in 2001 is a result of pricing increases and improved administration on this business.

EXPENSES

Commission rates have increased slightly from levels in 2001. This is primarily due to changes in the mix of business by product lines as well as the change in first year versus renewal premiums.

The Company's general and administrative expense to premium ratio has decreased slightly from 18.8% at September 30, 2001 to 18.4% at September 30, 2002. 2001 expenses associated with the business reinsured by the Hartford had proportionally higher expenses on premium revenue than the remaining business' expense to premium levels. Offsetting this 2001 to 2002 decrease in expense to premium ratio are expense increases related to systems project costs. The Company continues to monitor expenses, striving to improve the expense to premium ratio, while maintaining quality and timely services to policyholders.

MARKET RISK AND RISK MANAGEMENT

Interest rate risk is the Company's primary market risk exposure. Substantial and sustained increases and decreases in market interest rates can affect the profitability of insurance products and market value of investments. The yield realized on new investments generally increases or decreases in direct relationship with interest rate changes. The market value of the Company's fixed maturity and mortgage loan portfolios generally increases when interest rates decrease, and decreases when interest rates increase.

Interest rate risk is monitored and controlled through asset/ liability management. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. A major component of the Company's asset/liability management program is structuring the investment portfolio with cash flow characteristics consistent with the cash flow characteristics of the Company's insurance liabilities. The Company uses computer models to perform simulations of the cash flow generated from existing insurance policies under various interest rate scenarios. Information from these models is used in the determination of interest crediting strategies and investment strategies. The asset/liability management discipline includes strategies to minimize exposure to loss as market interest rates change. On the basis of these analyses, management believes there is no material solvency risk to the Company with respect to interest rate movements up or down of 100 basis points from year-end levels.

Equity market risk exposure is not significant. Equity investments in the general account are not material enough to threaten solvency and contract owners bear the investment risk related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contract owners, not by the Company. The Company provides certain minimum death benefits that depend on the performance of the variable separate accounts. Currently the majority of these death benefit risks are reinsured which then protects the Company from adverse mortality experience and prolonged capital market decline.

LIQUIDITY AND CAPITAL RESOURCES

The market value of cash, short-term investments and publicly traded bonds and stocks is at least equal to all policyholder reserves and liabilities. The Company's portfolio is readily marketable and convertible to cash to a degree sufficient to provide for short-term needs. The Company consistently monitors its liability durations and invests assets accordingly. The Company has no material commitments or off-balance sheet financing arrangements, which would reduce sources of funds in the upcoming year.

The National Association of Insurance Commissioners has implemented risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. Based upon current calculations using these risk-based capital standards, the Company's percentage of total adjusted capital is in excess of ratios, which would require regulatory attention.

The Company's fixed maturity investments consisted of 96.5% investment grade bonds as of September 30, 2002 and the Company does not expect this percentage to change significantly in the future.

REGULATION

The Company is subject to the laws and regulations established by the Minnesota State Insurance Department governing insurance business conducted in Minnesota. Periodic audits are conducted by the Minnesota Insurance Department related to the Company's compliance with these laws and regulations. To date, there have been no adverse findings regarding the Company's operations.

                                   PART C

                              OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)  Exhibits:

     (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

     (2)  Not applicable.

     (3)  a)  Form of Principal Underwriter and Servicing Agreement.(1)

          b)  Form of Dealer Sales Agreement.(1)

     (4)  Form of Variable Annuity Contract.(2)

     (5)  Form of Application.(2)

     (6)  a)  Articles of Incorporation of Fortis Benefits Insurance
              Company.(1)

          b)  By-laws of Fortis Benefits Insurance Company.(1)

     (7)  Reinsurance Contract and Administrative Services Agreement.(1)

     (8)  Form of Participation Agreement.(1)

     (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

     (10) a)  Not Applicable.(3)

     (10) b)  Consent of PricewaterhouseCoopers LLP Independent Public
              Accountants.

     (10) c)  Consent of Ernst & Young LLP Independent Public Accountants.

     (11) No Financial Statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Copy of Power of Attorney.

     (15) Organizational Chart.(1)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, dated April 19, 2002.

(2) Incorporated by reference to the initial Registration Statement File No. 333-79701, dated June 1, 1999.

(3) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

Item 25. Directors and Officers of Depositor

  NAME AND ADDRESS                                   POSITION AND OFFICES WITH DEPOSITOR
  ----------------                                   -----------------------------------
  Robert Brian Pollock (1)                           President, and Chief Executive Officer
  Benjamin Cutler (4)                                Executive Vice President (President - Fortis Health)
  Michael John Peninger (3)                          Executive Vice President (President - Group Nonmedical)
  J. Kerry Clayton (1)                               Chairman of the Board, Director
  Arie Aristide Fakkert (2)                          Director
  A.W. Feagin (5)                                    Director
  Lesley Silvester (1)                               Director
  Larry M. Cains (1)                                 Treasurer

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 26. Persons Controlled By Or Under Control With The Depositor Or Registrant

         See Exhibit 15.

Item 27. Number Of Contract Owners

         As of December 6, 2002 there were 3,452 Contract Owners.

Item 28. Indemnification

Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

          NAME AND PRINCIPAL BUSINESS ADDRESS   TITLE
          -----------------------------------   -----
          Robert Kerner**                       Director, Chief Executive Officer and President
          Richard Fergesen*                     Chief Financial Officer, Treasurer and Financial Principal
          Walter White*                         Director, Senior Vice President of Operations and Operations Principal
          John Hite*                            Vice President, Secretary and Chief Legal Officer
          Brian Murphy*                         Vice President
          Mark Cadalbert*                       Chief Compliance Officer
          Sarah Harding*                        Assistant Secretary
          Lois Grady*                           Director

         ---------------
         *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 30. Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:         500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company   500 Bielenberg Drive, Woodbury, MN 55125

Item 31. Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32. Undertakings


     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                               SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 21st day of January, 2003.


VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:    ROBERT B. POLLOCK*
     ----------------------------------------
       Robert B. Pollock, President


FORTIS BENEFITS INSURANCE COMPANY                   *By: /s/ MARIANNE O'DOHERTY
                                                         ----------------------
        (Depositor)                                          Marianne O'Doherty
                                                             Attorney-in-Fact
By:    ROBERT B. POLLOCK*
     -----------------------------------------
       Robert B. Pollock, President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board*
Arie Aristide Fakkert
    Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                                 *By: /s/ MARIANNE O'DOHERTY
    President and Director*                               ----------------------
    Chief Executive Officer                                   Marianne O'Doherty
Michael John Peninger                                         Attorney-in-Fact
    Director*
Larry M. Cains
    Treasurer, Principal Accounting                    Date:  January 21, 2003
    Officer, and Principal Financial Officer
Lesley Silvester
    Director*

    333-79701

                                EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

(10) b)  Consent of PricewaterhouseCoopers LLP Independent Public Accountants.

(10) c)  Consent of Ernst & Young LLP Independent Public Accountants.


14     Copy of Power of Attorney.